AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 3, 2004


                                                              FILE NOS. 2-90518
                                                                       811-4006
   ==========================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                              -------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 63

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                AMENDMENT NO. 64

                               CITIFUNDS TRUST I*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   125 BROAD STREET, NEW YORK, NEW YORK 10004
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

                               ROBERT I. FRENKEL
                            300 FIRST STAMFORD PLACE
                                   4TH FLOOR
                          Stamford, Connecticut 06902
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                ROGER P. JOSEPH
                   BINGHAM MCCUTCHEN LLP, 150 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

                              -------------------

It is proposed that this filing will become effective in 60 days pursuant to paragraph (a)(1) of Rule 485.

*This filing relates solely to shares of the Trust's series Salmon Brothers All Cap Growth Fund (See original filing of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-90518) and Amendment No. 46 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-04006) on July 3, 2001 (Accession No. 0000950117-01-500683).

                        _________________________, 2004

                                   PROSPECTUS

                       SALOMON BROTHERS ASSET MANAGEMENT


SALOMON BROTHERS ALL CAP GROWTH FUND



The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[SALOMON BROTHERS
ASSET MANAGEMENT LOGO]

CONTENTS


Fund goals, strategies and risks................................
More on the fund's investments..................................
Management......................................................
Choosing a share class to buy...................................
Buying shares and exchanging shares.............................
Redeeming shares................................................
Other things to know about share transactions...................
Dividends, distributions and taxes..............................

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

FUND GOALS, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The fund seeks long term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The fund is made up of a Large Cap Growth segment, a Mid Cap Growth segment and a Small Cap Growth segment.

LARGE CAP GROWTH SEGMENT

This segment invests primarily in equity securities of companies with large market capitalizations. Large capitalization companies are those whose market capitalization is within the market capitalization range of companies in the Russell 1000 Growth Index at the time of this segment's investment. The size of the companies in the Russell 1000 Growth Index changes with market conditions and the size of the Russell 1000 Growth Index. Equity securities include U.S. exchange-traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

MID CAP GROWTH SEGMENT


This segment invests primarily in equity securities of medium sized companies. A company is considered medium sized if its market capitalization is within the range of the market capitalizations of companies in the S&P MidCap 400 Index, an index of medium capitalization stocks. Companies whose capitalizations no longer meet this definition after investment are still considered to be medium sized for purposes of our classification. As of December 31, 2003, the S&P MidCap 400 Index included companies with market capitalizations between [$ ] billion and [$ ] billion. The size of companies in the S&P MidCap 400 Index changes with market conditions and the composition of the index. The segment's equity securities may include stocks listed in the S&P MidCap 400 Index and also may include other common stocks, securities convertible into common stocks, preferred stocks and warrants.


SMALL CAP GROWTH SEGMENT


This segment invests primarily in equity securities of U.S. companies with small market capitalizations. A company's market capitalization is considered small if it is within the range of the market capitalizations of companies in the Russell 2000 Index, an index of small capitalization stocks. Companies whose capitalizations no longer meet this definition after investment are still considered to have small market capitalizations for purposes of our classification. As of December 31, 2003, the Russell 2000 Index included companies with market capitalizations between [$] million and [$] billion. The size of companies in the Russell 2000 Index changes with market conditions and the composition of the index. The segment's equity securities may include stocks listed in the Russell 2000 Index and also may include other common stocks, securities convertible into common stocks, preferred stocks and warrants.


ALL SEGMENTS

FOREIGN INVESTMENTS

The fund may invest up to 25% of its assets (at the time of investment) in foreign securities. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

HOW THE MANAGER SELECTS THE FUND'S INVESTMENTS

The All Cap Growth Fund's strategy is to combine the efforts of segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which they believe will offer superior long-term capital growth potential. The target allocations are 40% to the Large Cap Growth segment and 30% to each of the Mid Cap and Small Cap Growth segments. In connection with the execution of purchases and sales, each segment may hold temporarily more or fewer assets than represented by its designated segment of the All Cap Growth Fund's assets. The amount to be invested by the All Cap Growth Fund in any particular security will be determined by Salomon Brothers Asset Management Inc based on the recommendation of the segment managers. In order to maintain approximately the target allocations of the All Cap Growth Fund's assets among the three segment managers, the manager will:

o Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the three segment managers, as appropriate.

o Rebalance the allocation of securities in the All Cap Growth Fund's portfolio at any time the percentage of the All Cap Growth Fund's portfolio invested in any of Large Cap, Mid Cap or Small Cap Growth segment's securities diverges by at least 10% from the target allocation for a period of more than 10 days.

As a consequence of its efforts to maintain assets at targeted percentages, the manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or
(2) by selling securities in a portfolio segment that exceeds its targeted percentage with proceeds being reallocated to a portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when the other segment manager sells it, the net position of the All Cap Growth Fund in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the manager will seek to avoid transaction costs.

LARGE CAP GROWTH SEGMENT

The Large Cap Growth segment manager emphasizes individual security selection while diversifying this segment of the All Cap Growth Fund's investments across industries, which may help to reduce risk. The Large Cap Growth segment manager attempts to identify established large capitalization companies with the highest growth potential. The Large Cap Growth segment manager then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the Large Cap Growth segment manager attempts to identify the best values available among the growth companies identified.

In selecting individual companies for investment, the Large Cap Growth segment manager considers:

o    Favorable earnings prospects
o    Technological innovation
o    Industry dominance
o    Competitive products and services

o    Global scope
o    Long term operating history
o Consistent and sustainable long-term growth in dividends and earnings per share
o    Strong cash flow
o    High return on equity
o    Strong financial condition
o    Experienced and effective management


MID CAP GROWTH SEGMENT

The Mid Cap Growth segment manager emphasizes medium sized U.S. companies with good prospects for revenue and earnings growth that meet the manager's valuation criteria. In selecting investments, the manager looks for issuers that are among the leaders in their industries.

The manager generally uses a 'bottom-up' approach when selecting securities for the fund. This means that the manager looks primarily at individual companies against the context of broader market forces.

SMALL CAP GROWTH SEGMENT

The Small Cap Growth segment manager uses a growth-oriented investment style that emphasizes small U.S. companies with superior management teams and good prospects for growth. In selecting investments, the manager looks for issuers that have a redictable, growing demand for their products or services, and issuers with a dominant position in a niche market or whose customers are very large companies. In addition, the fund may invest in companies believed to be emerging companies relative to their potential markets. The fund may continue to hold securities of issuers that become mid cap or large cap issuers if, in the manager's judgment, these securities remain good investments for the fund.

The manager generally attempts to avoid issuers in businesses where external factors like regulatory changes or rising commodity prices may inhibit future growth.

The manager generally uses a 'bottom-up' approach when selecting securities for the fund. This means that the manager looks primarily at individual companies against the context of broader market forces.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

U.S. stock markets decline, or perform poorly relative to other types of investments An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests Large capitalization stock falls out of favor with investors Medium or small capitalization stocks fall out of favor with investors. Because 30% of the fund's assets are invested primarily in medium capitalization companies and 30% of the fund's assets are invested primarily in small capitalization companies, an investment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks. The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

PERFORMANCE


Because the Fund is a new fund, performance information for the fund is not included in this Prospectus.


FEE TABLE


This table sets forth the fees and expenses you will pay if you invest in shares of the fund.


SHAREHOLDER FEES (PAID DIRECTLY FROM      CLASS A          CLASS B         CLASS C         CLASS O         CLASS Y
YOUR INVESTMENT)

Maximum sales charge (load) imposed        5.75%*           None             None            None           None
on purchases (as a % of offering
price)
Maximum deferred sales charge (load)        None            5.00%           1.00%            None           None
(as a % of the lower of net asset
value at purchase or redemption)


ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
                                           0.75%            0.75%           0.75%           0.75%           0.75%
           Management fee
                                           0.25%            1.00%           1.00%            None           None
           Distribution and service
   (12b-1) fees
                                             %                %               %               %               %
           Other expenses**
                                             %                %               %               %               %
           Total annual fund
   operating expenses


*If you buy Class A shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
**The amounts set forth in "Other expenses" have been estimated based on expenses the fund expects to incur during its first fiscal year.

Because the manager has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses for the fiscal year ended December 31, 2004 the actual total operating expenses for each class is expected to be:

Class A:
Class B:
Class C:
Class O:
Class Y:

The manager may discontinue this waiver and reimbursement at any time.

EXAMPLE


This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

                                            1 YEAR              3 YEARS
NUMBER OF YEARS YOU OWN YOUR SHARES
Your costs would be
Class A
Class B (redemption at end of period)
Class B (no redemption)
Class C (redemption at end of period)
Class C (no redemption)
Class O
Class Y

The example assumes:

o    You invest $10,000 for the period shown
o    You reinvest all distributions and dividends without a sales charge
o    The fund's operating expenses remain the same
o    Your investment has a 5% return each year
o You redeem your shares at the end of the period (unless otherwise indicated)


MORE ON THE FUND'S INVESTMENTS

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES

The fund's investment objective and its principal investment strategies and risks are described under 'Fund Goals, Strategies and Risks.'

This section provides additional information about the fund's investments and certain portfolio management techniques the fund may use. More information about the fund's investments and portfolio management techniques and the associated risks is included in the statement of additional information ("SAI").

The fund's goals and strategies may be changed without shareholder approval. Of course, there can be no assurance that the fund will achieve its goal.

Compliance with any policy or limitation for the fund that is expressed as a percentage of assets is determined at the time of purchase of portfolio securities. The policy will not be violated if these limitations are exceeded because of changes in the market value of the fund's assets or for any other reason.

EQUITY INVESTMENTS


Subject to its investment policies, the fund may invest in all types of equity securities. Equity securities include common stocks traded on an exchange or in the over-the-counter market, preferred stocks, warrants, rights, convertible securities, depositary receipts, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts.

Equity securities represent an ownership interest in the issuing company. Holders of equity securities are not creditors of the company, and in the event of the liquidation of the company, would be entitled to their pro rata share of the company's assets, if any, after creditors, including

FIXED INCOME SECURITIES

The fund may invest to some extent in debt obligations, which are securities used by issuers to borrow money. Debt obligations include bonds, notes (including structured notes), debentures, commercial paper and other money market instruments issued by banks, corporations, local, state and national governments and instrumentalities, both U.S. and foreign, and supranational entities, mortgage-related and asset-backed securities, convertible securities, and loan participations and assignments. Debt obligations may be fixed income securities, or have various types of payment and reset terms or features, including adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The fund may invest in debt obligations of foreign issuers. See 'Foreign securities' below for the general risks of foreign investing.




FOREIGN SECURITIES


The fund may invest up to 25% of its net assets (at the time of investment) in foreign securities, including emerging market issuers. The fund may invest directly in foreign issuers or invest in depositary receipts. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Investing in foreign issuers, including emerging market issuers, may involve unique risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to larger more developed countries. These risks are more pronounced to the extent the fund invests in issuers in countries with emerging markets or if the fund invests significantly in one country. These risks may include:


o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices.
o Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the manager may not be able to sell the fund's portfolio securities in amounts and at prices the manager considers reasonable.
o The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading.
o The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession.
o Economic, political and social developments that adversely affect the securities markets.


DERIVATIVES AND HEDGING TECHNIQUES


The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps. The fund does not use derivatives as a primary investment technique and generally limits its use to hedging against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates. However, the fund may also use derivatives for any of the following purposes:

o    As a substitute for buying or selling securities.
o To enhance the fund's return as a non-hedging strategy that may be considered speculative.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.


BORROWING


The fund may borrow in certain limited circumstances. Certain borrowing may create an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the net asset value of the fund's shares and in the return on the fund's portfolio. The fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowings. Interest on any borrowings will be a fund expense and will reduce the value of the fund's shares.



TEMPORARY DEFENSIVE INVESTING

The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

PORTFOLIO TURNOVER


The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would decrease their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.


OTHER INVESTMENT COMPANIES


The fund may invest in other investment companies, subject to the limits of the Investment Company Act of 1940. These investments may include interests in exchange-traded funds (which typically consist of a portfolio of securities that seek to track the performance of an underlying index or portion of an index) and unit investment trusts. The return on investments on other investment companies will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and there will be a layering of certain fees and expenses.

MANAGEMENT

Salomon Brothers Asset Management Inc ('SBAM') is the investment manager for the fund. SBAM was established in 1987 and together with SBAM affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. The manager's principal address is 399 Park Avenue, New York, New York 10022. It is a wholly-owned subsidiary of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

A team of individuals assigned to the fund and employed by SBAM manages the day to day operations of the fund.


PERFORMANCE OF COMPARABLE ACCOUNTS

Past performance of managed accounts

The investment results shown below represent the historical performance of certain managed accounts. These managed accounts have substantially similar investment objectives, policies and strategies to those of the segment of the fund to which they correspond. Blended performance of the managed accounts also is shown. This blended performance reflects allocations of 40% to the Large Cap Growth Segment and 30% to each of the Mid Cap and Small Cap Growth segments. These are the target allocations of the fund; actual allocations may differ.

The managed accounts are managed by a portfolio management team, members of which form the portfolio management team of the fund.

This performance information does not represent the performance of the fund, which has no history of operations. The performance information is provided to illustrate the past performance of the manager in managing substantially similar accounts. Investors should realize that this past performance data is not an indication of future performance of the fund.

LARGE CAP GROWTH SEGMENT


NET ANNUALIZED RETURNS AS OF [DECEMBER 31, 2003]


[PERFORMANCE GRAPH]

NOTE:

The performance results have been reduced by the maximum possible fees and expenses that would have been payable by the managed accounts during the period under consideration. Actual fees and expenses paid by managed accounts may vary.

MID CAP GROWTH SEGMENT


NET ANNUALIZED RETURNS AS OF [DECEMBER 31, 2003]


[PERFORMANCE GRAPH]

NOTE:

The performance results have been reduced by the maximum possible fees and expenses that would have been payable by the managed accounts during the period under consideration. Actual fees and expenses paid by managed accounts may vary.

SMALL CAP GROWTH SEGMENT


NET ANNUALIZED RETURNS AS OF [DECEMBER 31, 2003]


[PERFORMANCE GRAPH]

NOTE:

The performance results have been reduced by the maximum possible fees and expenses that would have been payable by the managed accounts during the period under consideration. Actual fees and expenses paid by managed accounts may vary.

BLENDED PERFORMANCE

NET ANNUALIZED RETURNS AS OF [DECEMBER 31, 2003]

[PERFORMANCE GRAPH]

NOTE:

The performance results have been reduced by the maximum possible fees and expenses charged to the managed accounts during the period under consideration. Actual fees and expenses paid by managed accounts may vary.


The data represents accounts managed by the portfolio management team with assets as of [December 31, 2003] of [$ ]. The data includes certain accounts with substantially similar investment objectives, policies and strategies to those of the fund.

The performance numbers above reflect the deductions for investment advisory fees, and are net of all transaction costs. The performance numbers do not reflect custodian fees. If such custodian fees were deducted, the performance of the managed accounts would be less than the performance shown. The performance results reflect dividend reinvestment and are calculated on a settlement date basis through [December 31, 2003].

The index used for comparison is the [ ] Index, an unmanaged index with no expenses, which is comprised of [ ].


The managed accounts that are included in the data above are not subject to the same types of expenses as the fund, including sales charges and Rule 12b-1 fees, and are not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986. The performance results of the managed accounts could have been adversely affected if the managed accounts had been regulated as investment companies under the federal tax and securities laws.


RECENT DEVELOPMENTS

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

PFPC Inc. is the fund's transfer agent.

MANAGEMENT FEES

The manager is entitled to receive a management fee equal to 0.75% of the fund's average daily net assets.


DISTRIBUTOR

Citigroup Global Markets Inc., a registered broker-dealer, serves as the distributor for the fund.


CHOOSING A SHARE CLASS TO BUY


Share classes

You can choose among four classes of shares: Class A, B, C or Y. If you already own Class O shares of any of the Salomon Brothers funds, you may also be eligible to purchase Class O shares of the fund. The classes have different sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing which class of shares to buy, you should consider:

     o   How much you plan to invest.
     o   How long you expect to own the shares.

     o   The expenses paid by each class.
     o   Whether you qualify for any reduction or waiver of sales charges.

INVESTMENT MINIMUMS


Minimum initial investment amounts vary depending on the nature of your investment account.


                                                 INITIAL INVESTMENT                    ADDITIONAL INVESTMENTS

                                            CLASSES                                 CLASSES
                                           A, B, C, O           CLASS Y*           A, B, C, O           CLASS Y

General                                       $250            $2.5 Million            $50                $1,000
Individual Retirement Accounts, Self          $50             $2.5 Million            $50                $1,000


Employed Retirement Accounts,
Uniform Gift to Minor Accounts
Qualified Retirement Plans                    $50             $2.5 Million            $50                $1,000
Monthly Systematic Automatic                  $25                 n/a                 $25                 n/a
Investment or Exchange Plans
Pre-authorized Check Plan                     $25                 n/a                 $25                 n/a

*The initial minimum investment may be waived for certain omnibus and individual positions held by clients in certain Citigroup affiliated investment programs.

Qualified Retirement Plans are qualified plans under Section 403(b)(7) or
Section 401(a) of the Internal Revenue Code, including 401(k) plans


COMPARING CLASSES

Your Financial Consultant can help you decide which class meets your goals. Your Financial Consultant may receive different compensation depending upon which class you choose.


DISTRIBUTION PLANS


The fund has adopted Rule 12b-1 distribution plans for its Class A, B and C shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.


      KEY FEATURES               CLASS A               CLASS B               CLASS C             CLASS O              CLASS Y

                          o    Initial          o    No initial         o   No                o  Only             o    No initial
                               sales charge          sales charge           initial sales        available to          or deferred
                          o    You may          o    Deferred               charge               existing              sales charge
                               qualify for           sales charge       o   Deferred             Class O          o    Must
                               reduction r           declines over          sales charge         shareholders          invest at
                               waiver of             time                   for only 1        o  No                    least $2.5
                               initial sales    o    Converts               year                 initial or            million
                               charge                to Class A         o   Higher               deferred         o    Lower
                          o    Generally             after 7 years          annual               sales charge          expenses than
                               lower annual     o    Higher                 expenses than     o  Lower                 the other
                               expenses than         annual                 Class A              annual                classes
                               Class B and           expenses than                               expenses
                               Class C               Class A                                     than Class
                                                                                                 A, B and C
                          Up to 5.75% reduced    None                    None                 None                None
INITIAL SALES CHARGE      or waived for large
                          purchases and
                          certain investors.
                          No charge for
                          purchases of $1
                          million or more

                          1.00% on purchases     Up to 5.00% charged     1.00% if you         None                None
DEFERRED SALES CHARGE     of $1 million or       when you redeem         redeem within 1
                          more if you redeem     shares.  The charge     year of purchase
                          within 1 year of       is reduced over
                          purchase               time and there is
                                                 no deferred sales
                                                 charge after 5 years
                          0.25%   of    average  1.00%   of   average    1.00%  of   average  None                None
ANNUAL DISTRIBUTION AND   daily net assets       daily net assets        daily net assets
SERVICE FEES
                          Class A shares of      Class B shares of       Class C or Class 2   Class O shares of   Class Y shares of
EXCHANGEABLE INTO         any of the other       any of the other        shares of any of     any of the other    any of the other
                          Salomon Brothers       Salomon Brothers        the other Salomon    Salomon Brothers    Salomon Brothers
                          funds or Salomon       funds or Salomon        Brothers funds or    funds or Salomon    funds or Salomon
                          Brothers Class A       Brothers Class B        Salomon Brothers     Brothers Class O    Brothers Class Y
                          shares of any of the   shares of any of        Class C or Class 2   shares of any of    shares of any of
                          SB funds               the SB funds            shares of any of     the SB funds        the SB funds
                                                                         the SB funds



CLASS A SHARES


CLASS A SALES CHARGE You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge if the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends that you reinvest in additional Class A shares.

The following table indicates the sales charge on Class A shares of the fund.

                                         SALES CHARGE AS % OF      SALES CHARGE AS % OF NET        BROKER DEALER
        AMOUNT OF INVESTMENT                OFFERING PRICE                  AMOUNT             COMMISSION AS A % OF
                                                                                                  OFFERING PRICE
Less than $50,000                               5.75%                       6.10%                      5.00%
$50,000 but less than $100,000                  4.50%                       4.71%                      4.00%
$100,000 but less than $250,000                 4.00%                       4.17%                      3.50%
$250,000 but less than $500,000                 2.75%                       2.83%                      2.50%
$500,000 but less than $1 million*              2.25%                       2.30%                      2.00%
$1 million or more*                               0                           0                  Up to 1.00%**

*You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%. If you did not pay an initial sales charge when buying Class A shares due to a waiver applicable to purchases by qualified and non-qualified retirement plans, you will not be subject to a deferred sales charge.

**The fund's distributor may pay up to 1.00% to the broker/ealer or other intermediary for purchase amounts of $1 million or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month after purchase, the broker/dealer or other intermediary will also receive the annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the fund's distributor will retain the service fee. In cases where the broker/dealer or other intermediary does not receive a payment of up to 1.00% from the fund's distributor, the broker/dealer or other intermediary will instead receive the annual service fee starting immediately after purchase.

QUALIFYING FOR REDUCED CLASS A SALES CHARGES. There are several ways you can combine multiple purchases of Class A shares of the Salomon Brothers funds or Salomon Brothers shares of SB funds (excluding Class A shares of the Salomon Brothers Cash Management Fund ("Cash Management Fund") or the Salomon Brothers New York Municipal Money Market Fund ("New York Municipal Money Market Fund")) to take advantage of the breakpoints in the sales charge schedule.

o Accumulation privilege -- lets you add the current value of Class A shares of the Salomon Brothers funds or Salomon Brothers shares of SB funds already owned by you or your spouse and your children under the age of 21 (except for Class A shares of Cash Management Fund and New York Municipal Money Market Fund) to the amount of your next purchase of Class A shares for purposes of calculating the sales charge. You must notify the transfer agent in writing of all share accounts to be considered in exercising this right of accumulation.



o Group purchase -- lets you combine the current value of Class A shares purchased by employees (and partners) of the same employer as a group for purposes of calculating the initial sales charge. To be eligible, all purchases must be made pursuant to an employer or partnership sanctioned plan meeting certain requirements set forth in the SAI.


o Letter of intent -- lets you purchase Class A shares of the Salomon Brothers funds or Salomon Brothers shares of SB funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. All Class A shares of the Salomon Brothers funds or Salomon Brothers shares of SB funds (excluding Class A shares of the Cash Management Fund and New York Municipal Money Market Fund) previously purchased within a 13-month period and still beneficially owned by you or your spouse and children under the age of 21 may, upon written notice to the transfer agent, also be included at the current net asset value to reach a sales charge reduction. The effective date of a letter of intent may be back-dated up to 90 days so that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the letter of intent goal.


WAIVERS FOR CERTAIN CLASS A INVESTORS. Class A initial sales charges are waived for certain types of investors, including:

o directors and officers of any fund sponsored by Citigroup or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).

o employees of the manager and their immediate families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor ('Selling Broker') and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).


o any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.


o participants in certain 'wrap-fee,' or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

o any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

o separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

o non-qualified retirement plans and other third party retirement or savings programs.

If you want to learn about additional waivers of Class A initial sales charges, contact your Financial Consultant or consult the SAI.

To learn more about the accumulation privilege, letters of intent, waivers for certain investors and other options to reduce your sales charge, ask your Financial Consultant or consult the SAI.


CLASS B SHARES

CLASS B DEFERRED SALES CHARGE


You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. Broker/Dealers selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. The deferred sales charge decreases as the number of years since your purchase increases.



                                             CLASS B DEFERRED SALES CHARGE TABLE


                  YEAR(S) SINCE PURCHASE ORDER                     DEFERRED SALES CHARGE AS A PERCENTAGE OF DOLLAR AMOUNT SUBJECT
                                                                                              TO CHARGE
1st year                                                                                         5%
greater than 1 year and up to 2 years                                                            4%
greater than 2 years and up to 4 years                                                           3%
greater than 4 years and up to 5 years                                                           2%
greater than 5 years and up to 6 years                                                           1%
greater than 6 years                                                                             0%


CALCULATION OF DEFERRED SALES CHARGE. The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation. In addition, you do not pay a deferred sales charge on shares exchanged for shares of another fund, shares representing reinvested distributions and dividends or shares no longer subject to the deferred sales charge.


Shares are redeemed in this order:
o    Shares that represent appreciation.
o    Shares representing reinvested distributions and dividends.
o    Other shares that are not subject to the deferred sales charge.
o    Class B shares held longest.

Deferred sales charges are not imposed at the time you exchange shares for shares of another fund.

DEFERRED SALES CHARGE WAIVERS. The deferred sales charge for each share class will generally be waived in connection with:

o Redemptions made following the death or disability (as defined in the Internal Revenue Code) of a shareholder.


o Redemptions effected pursuant to the fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the applicable minimum account size.

o    A tax-free return of an excess contribution to any retirement plan.

o    Exchanges.


o Automatic cash withdrawals in amounts equal to or less than 12% annually or 2% monthly of initial account balances (see automatic withdrawal plan in the SAI).


o Redemptions of shares in connection with mandatory post-retirement distributions from retirement plans or IRAs.

o Redemption proceeds from other funds that are reinvested within 60 days of the redemption (see reinstatement privilege in the SAI).

o Certain redemptions of shares of the fund in connection with lump-sum or other distributions made by eligible retirement plans.

o Redemption of shares by participants in certain 'wrap-fee' or asset allocation programs sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor or the manager.


If you want to learn more about additional deferred sales charges and waivers of deferred sales charges, contact your Financial Consultant or consult the SAI.

CLASS B CONVERSION. After seven years, Class B shares automatically convert into Class A shares as set forth in the below chart. This helps you because Class A shares generally have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


     SHARES ISSUED AT INITIAL PURCHASE            SHARES ISSUED ON REINVESTMENT OF       SHARES ISSUED UPON EXCHANGE FROM ANOTHER
                                                     DISTRIBUTIONS AND DIVIDENDS                           FUND

                                              In same proportion that the number of      On the date the shares originally
Seven years after the date of purchase (for   Class B shares converting is to total      acquired would have converted into Class
purposes of calculating the date of           Class B shares you own                     A shares
conversion all purchases are deemed made on
the last business day of the month)


MONEY MARKET FUNDS. The periods of time that your shares are held in the Cash Management Fund or New York Municipal Money Market Fund are excluded for determining the holding period for conversion and calculation of the deferred sales charge.

PURCHASES PRIOR TO SEPTEMBER 14, 1998. Class B shares of the fund acquired as a result of an exchange of shares purchased prior to September 14, 1998 will be subject to the deferred sales charge schedules and conversion features in effect at the time the original shares were purchased.


CLASS C SHARES

You buy Class C shares at net asset value without paying an initial sales charge. If you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1%. Broker/Dealers selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell. In addition, Broker/Dealers receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them, with such fee starting in the thirteenth month after purchase.


PURCHASES PRIOR TO SEPTEMBER 14, 1998. Class C shares of the fund acquired as a result of an exchange of shares purchased prior to September 14, 1998 will also be subject to the deferred sales charge schedules in effect at the time the original shares were purchased.

CLASS O SHARES

You can buy Class O shares of the fund only if you currently own Class O shares of the fund or any other Salomon Brothers fund. There are no initial or deferred sales charges on these shares.

CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must first meet the $2.5 million initial investment requirement. The initial investment minimum may be waived for certain omnibus and individual positions held by clients in certain Citigroup affiliated investment programs.

BUYING SHARES AND EXCHANGING SHARES

BUYING SHARES BY MAIL

o Shares of the fund may be initially purchased through PFPC Global Fund Services, Inc. ('PFPC' or the 'transfer agent') by completing an Account Application and forwarding it to the transfer agent. Shares may also be purchased from selected dealers in accordance with procedures established by the dealer.

o Subsequent investments may be made by mailing a check to the transfer agent, along with the detachable stub from your Statement of Account (or a letter providing the account number) or through a selected dealer. If an investor's purchase check is not collected, the purchase will be cancelled and the transfer agent will charge a $10 fee to the shareholder's account. No redemptions are allowed until the proceeds from the check clear. o

o    Write the transfer agent at the following address:

                           All Cap Growth Fund
                           c/o PFPC
                           P.O. Box 9764
                           Providence, RI 02940-9764

You may make subsequent purchases by mail or, if you elect, by wire

BUYING SHARES BY WIRE

Subsequent investments may also be made by wiring funds to the transfer agent. Prior notification by telephone is not required. You should instruct the wiring bank to transmit the specified amount in federal funds to:


                      PNC Bank
                      Pittsburgh, PA
                      ABA No. 031000053
                      Account No. 8606905097
                      Attn: [name of fund]
                      Salomon Brothers Mutual Fund Account Name
                      Salomon Brothers Mutual Fund Account Number


To ensure prompt credit to their accounts, investors or their dealers should call (800) 446-1013 with a reference number for the wire. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.


THE FUND                                              PURCHASE IS EFFECTIVE

                                                    If order  and  federal  funds or check
                                                    is received  by its agent  before 4:00
Payment wired in federal funds or check received    p.m., Eastern time:                      On that day

                                                    If order  and  federal  funds or check
                                                    is  received  by its agent  after 4:00
                                                    p.m., Easter time:                       On the business day following receipt


Automatic investment plan

You may authorize the transfer agent to automatically transfer funds on a periodic basis (monthly, alternative months, quarterly) from a regular bank account or other financial institution to buy shares of the fund. On or about the 10th of the month (or another date of your choosing) the fund will debit the bank account in the specified amount (minimum of $25 per draft) and the proceeds will be invested at the applicable offering price determined on the date of the debit. In order to set up a plan, your bank must be a member of the Automated Clearing House.

o    Amounts transferred must be at least $25 per transfer.
o If you do not have sufficient funds in your bank account on a transfer date, the transfer agent may charge you a fee.


For more information, contact your Financial Consultant or consult the SAI.

EXCHANGE PRIVILEGE


You may exchange shares of any fund for shares of the same class of another Salomon Brothers fund or Salomon Brothers shares. Class C shares of the fund are also exchangeable into Class 2 shares of another Salomon Brothers fund or Salomon Brothers Class 2 shares of an SB fund.

o Your fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

o Generally, your Class A shares will not be subject to an initial sales charge at the time of the exchange. A sales charge, if applicable, will be imposed upon Class A shares of a fund issued upon exchange for Class A shares of Cash Management Fund or New York Municipal Money Market Fund unless you acquired the shares of Cash Management Fund or New York Municipal Money Market Fund through an exchange of shares with respect to which you had previously paid a sales charge.

o If you exchange Class B shares of the fund, those shares will not be subject to a contingent deferred sales charge at the time of the exchange but those shares will be subject to any applicable contingent deferred sales charge upon ultimate redemption. Your deferred sales charge (if any) will continue to be measured from the date of original purchase. In the case of Class B shares of Cash Management Fund or New York Municipal Money Market Fund that are not subject to a deferred sales charge at the time of exchange, these shares will be subject to the contingent deferred sales charge of the acquired fund. Any deferred sales charge and conversion period excludes the time the shares were held in the Cash Management Fund or the New York Municipal Money Market Fund.

o Generally, if you exchange Class C shares of the fund, those shares will not be subject to an initial or deferred sales charge at the time of exchange but those shares will be subject to any applicable contingent deferred sales charge upon ultimate redemption. Your deferred sales charge (if any) will continue to be measured from the date of original purchase. In the case of Class C shares of Cash Management Fund or New York Municipal Money Market Fund with respect to which a sales charge has not been applicable, those shares may be subject to an initial sales charge of 1.00% at the time of exchange and will be subject to the contingent deferred sales charge of the acquired fund. Any deferred sales charges exclude the time the shares were held in the Cash Management Fund and the New York Municipal Money Market Fund.

o You may exchange shares by telephone unless you have elected not to participate in telephone exchanges on your Account Application. Telephone exchanges are subject to the same limitations as telephone redemptions.

SYSTEMATIC EXCHANGE

You may request that shares of any class of the fund be exchanged monthly for shares of the same class of any other fund. A predetermined dollar amount of at least $25 per exchange will then occur on or about the 15th of each month in accordance with the instruction provided in your Account Application or in the Systematic Investing Application.


REDEEMING SHARES

You may redeem some or all of your shares by sending your redemption request in proper form to:
         PFPC, Inc.                                                                                 REDEMPTIONS BY MAIL
         c/o Salomon Brothers Investment Series
         P.O. Box 9764
         Providence, RI 02940-9764.

The written request for redemption must be in good order.  This means that you have  provided  the  Generally, a properly
following information in order to be processed:                                                     completed Redemption
                                                                                                    Form with any required
o    Name of the fund                                                                               signature guarantee is
o    Account number                                                                                 all that is required for
o    Dollar amount or number of shares to redeem                                                    a redemption.  In some
o    Signature of each owner exactly as account is registered                                       cases, however, other
                                                                                                    documents may be
To be in good order, your request must include a signature guarantee if:                            necessary.

o    The proceeds of the redemption exceed $50,000
o    The proceeds are not paid to the record owner(s) at the record address
o    The shareholder(s) has had an address change in the past 45 days
o The shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

You may  redeem  shares by fax only if a  signature  guarantee  or other  documentary  evidence  is not required.  Redemption  requests should be properly signed by all owners of the account and faxed to the  REDEMPTIONS BY FAX transfer agent at (508)  871-9503.  If fax  redemptions  are not available for any reason,  you may use the fund's redemption by mail procedure described above.

In all cases,  your  redemption  price is the net asset  value next  determined  after your  request is received in good order.  Redemption  proceeds normally will be sent within seven days.  However, if you  REDEMPTION PAYMENTS recently  purchased your shares by check, you may not redeem until your original check clears which may take up to 15 days. Your redemption  proceeds can be sent by check to your address of record or by wire  Any request that your
transfer to a bank account designated on your application.                                               redemption proceeds be
                                                                                                         sent to a destination
                                                                                                         other than your bank
                                                                                                         account or address of
                                                                                                         record must be in
                                                                                                         writing and must include
                                                                                                         signature guarantees




You may transmit your  redemption  request to selected  dealers with which the  distributor has entered into sales  agreements  for the  purchase of shares of the fund.  Redemption  orders  received by these  REDEMPTIONS THROUGH dealers  before the New York Stock  Exchange  closes and which are  transmitted  to the transfer  agent  SELECTED DEALERS prior to the close of its business day are effective that day. It is the  responsibility  of the dealer to  transmit  orders on a timely  basis to the  transfer  agent.  The  dealer  may charge you a fee for executing your order.

You may  redeem  shares by wire in amounts of $500 or more if  redemption  by wire has been  elected on your Account Application.  To elect this service after opening your account, call the transfer agent at  REDEMPTIONS BY WIRE
(800) 446-1013 for more information. To redeem by wire, you may either:

o    Telephone the redemption request to the transfer agent at (800) 446-1013
o    Mail the request to the transfer agent at the address listed above

Proceeds  of wire  redemptions  of $500 or more will be wired to the bank  which is  indicated  on your
Account  Application.  If you wish to wire redemptions to a different account,  we must receive written instructions  from you with a signature  guarantee.  Checks for  redemption  proceeds of less than $500 will be mailed to your  address  of  record.  You  should  note that your bank may  charge you a fee in connection with money by wire.

You may redeem shares by telephone unless you have elected not to participate in telephone  redemptions on your Account  Application,  and the proceeds must be mailed to your address of record.  In addition,  REDEMPTIONS BY TELEPHONE you must be able to provide proper identification information.  You may not redeem by telephone if your address  has  changed  within the past 45 days or if your  shares are in  certificate  form.  Telephone redemption  requests may be made by calling the transfer agent at (800) 446-1013  between 9:00 a.m. and
4:00 p.m.,  Eastern time on any day the New York Stock Exchange is open. If telephone  redemptions  are not available for any reason, you may use the fund's regular redemption procedure described above.

You can  arrange for the  automatic  redemption  of a portion of your shares on a monthly or  quarterly basis.  To  qualify,  you must own  shares of the fund  with a value of at least  $10,000  for  monthly  AUTOMATIC CASH withdrawals and $5,000 for quarterly  withdrawals and each automatic redemption must be at least $25 if  WITHDRAWAL PLAN made monthly.

OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Small account balances        If your account falls below $500 ($250 in the case of an IRA or  self-employed  retirement plan) due to  redemption  of fund  shares,  the fund  may ask you to  bring  your  account  up to the  minimum requirement.  If your account is still below $500 after 30 days, the fund may close your account and send you the redemption proceeds.


Share price                   You may buy, exchange or redeem the fund shares at the net asset value,  adjusted for any applicable sales charge,  next  determined  after  receipt of your request in good order.  The fund's net asset value is the value of its assets minus its  liabilities.  Net asset value is  calculated  separately for each class of shares of a fund.  The fund  calculates its net asset value every day the New York
                              Stock Exchange is open. The fund  calculates its net asset value when regular  trading closes on the
                              Exchange (normally 4:00 p.m., Eastern time).

                              The fund generally values its securities  based on market prices or quotations.  The fund's currency conversions are done when the London stock exchange  closes,  which normally is 12:00 p.m.,  Eastern time. When market prices or quotations are not readily available,  or when the manager believes they are  unreliable  or that the value of a security has been  materially  affected by events  occurring after a foreign  exchange  closes,  the fund may price those  securities using fair value procedures approved by the fund's board.  The fund may also use fair value  procedures to price securities if a significant  event occurs  between the time at which a market price is  determined  but prior to the time at which the fund's net asset value is  calculated.  If the fund uses fair value  procedures to price  securities it may value those  securities  higher or lower than another fund that uses market quotations  to price the same  securities  or that use fair  value  procedures  to price  those same securities.  International  markets  may be open on days when U.S.  markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

                              In order to buy,  redeem or  exchange  shares of the fund at that  day's  price,  your order must be placed with the transfer  agent  before the New York Stock  Exchange  closes.  If the New York Stock
                              Exchange closes early,  you must place your order prior to the actual closing time.  Otherwise,  you will receive the next business day's price.

                              Members of the fund's  selling group must  transmit all orders to buy,  exchange or redeem shares to the fund's transfer agent before the agent's close of business.


                              The fund has the right to:

                              o   Suspend the offering of shares.
                              o   Change or terminate shareholder programs.
                              o   Waive or change minimum and additional investment amounts.
                              o   Reject any purchase or exchange order.
                              o   Change, revoke or suspend the exchange privilege.
                              o   Suspend telephone transactions.
                              o   Suspend or  postpone  redemptions  of shares on any day when  trading on the New York Stock
                                  Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission.


Redemptions in kind           The fund may make payment for fund shares wholly or in part by distributing portfolio securities to the shareholders. The redeeming shareholder must pay transaction costs to sell these securities.


DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


Annual distributions of income and capital gains normally take place at the end of the year in which the income or gain is realized or the beginning of the next year.

The fund normally pays dividends and distributes capital gains, if any, as follows:

                                                        INCOME DIVIDEND         CAPITAL GAIN         DISTRIBUTIONS MOSTLY
           FUND               DIVIDENDS DECLARED         DISTRIBUTIONS          DISTRIBUTIONS                FROM
All Cap Growth Fund                Annually                Annually               Annually                   Gain

The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gains distributions and dividends are reinvested in additional fund shares of the same class that you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is made.


TAXES

In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events. The following discussion is very general. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.



                           TRANSACTION                                          FEDERAL TAX STATUS
Redemption or exchange                               Usually capital gain or loss; long-term only if shares owned more than one year
Distributions of net capital gain (excess of net
long-term gain over net short-term capital loss
                                                     Long-term capital gain
Ordinary dividends (including distributions of net
short-term capital gain)                             Ordinary income

Distributions of net capital gain (i.e. the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gain regardless of how long you have owned your shares. The fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. You may want to avoid buying shares when the fund is about to declare a capital gain distribution, because it will be taxable to you even though it may effectively be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you are neither a citizen nor a resident of the United States, the fund will withhold federal income tax at the rate of 30% (or lower treaty rate) on taxable dividends and other payments that are subject to such withholding. In addition, if you do not provide the fund with certain certifications (including, if you are a U.S. citizen or resident, your taxpayer identification number), you may be subject to backup withholding on your distributions, dividends (other than exempt-interest dividends), and redemption proceeds. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on foreign shareholders. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

ADDITIONAL INFORMATION ABOUT THE FUND

SHAREHOLDER REPORTS

Annual and Semi-annual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal period. The fund sends only one report to a household if more than one account has the same address. Contact the transfer agent if you do not want this policy to apply to you. Because the fund is new, it has not, as of the date of this Prospectus, issued any shareholder reports.

STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information provides more detailed information about the fund. It is incorporated by reference into (is legally a part of) this combined prospectus.

HOW TO OBTAIN ADDITIONAL INFORMATION
You can make inquiries about the fund or obtain shareholder reports or the Statement of Additional Information (without charge) by contacting the transfer agent at 1-800-446-1013, writing the fund at 125 Broad Street, New York, NY 10004 or calling your Financial Consultant.

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public reference Room in Washington, D.C. You can get copies of these materials for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. You can also obtain the same reports and information free from the EDGAR Database on the Commission's web site at http:/www.sec.gov.

If someone makes a statement about the fund that is not in this prospectus, you should not reply upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


(Investment Company Act file no. 811-4006)


125 Broad Street                                 [SALOMON BROTHERS
New York, New York 10004                         ASSET MANAGEMENT LOGO]

SAM2095  __/03  126562

www.sbam.com

                      STATEMENT OF ADDITIONAL INFORMATION

                      SALOMON BROTHERS All CAP GROWTH FUND
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (800) SALOMON
                                 (800) 725-6666



Salomon Brothers All Cap Growth Fund (the "Fund") is an open-end management investment company and is organized as a series of CitiFunds Trust I, a Massachusetts business trust.

This Statement of Additional Information (the "SAI") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds' current Prospectus, dated _________ __, 2004, as supplemented from time to time (the "Prospectus"). This SAI supplements and should be read in conjunction with the Prospectus. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders (the "Reports"). The Prospectus and copies of the Reports may be obtained without charge by writing the Fund at the address, or by calling the toll-free telephone numbers, listed above. Since the Fund is newly organized, as of the date of this SAI they have not issued such Reports as of the date of this SAI.

                               TABLE OF CONTENTS


Additional Information on Fund Investments and Investment Policies Additional Investment Activities and Risk Factors
Investment Restrictions and Limitations
Management
Investment Manager
Portfolio Transactions
Net Asset Value
Additional Purchase Information
Additional Redemption Information
Additional Information Concerning Taxes
Performance Information and Data
Shareholder Services
Account Services
Description of Shares, Voting Rights and Liabilities
Custodian and Transfer Agent
Independent Accountants
Counsel
Financial Statements
Description of Ratings

       , 2004

                                    THE FUND

The Fund is a series of CitiFunds Trust I (the "Trust"), an open-end investment company that was organized under the laws of the Commonwealth of Massachusetts on August 13, 1984. Prior to March 2, 1998, the Trust was called Landmark Funds I.

The fund is a diversified management investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not mroe than 10% of the voting securities of the issuer. The fund is permitted to seek its investment objective by investing all or a portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

                ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS
                            AND INVESTMENT POLICIES

The Prospectus describes the Fund's investment objective and key investment policies. The discussion below provides additional information about the Fund's investment policies and the types of securities and other instruments in which the Fund may invest. References herein to the investment manager means Salomon Brothers Asset Management Inc ('SBAM').

The Fund seeks long-term growth of capital. There is no guarantee that the Fund will achieve its investment objective. The Fund is made up of a Large Cap Growth segment, a Mid Cap Growth segment and a Small Cap Growth segment, each of which are managed separately. Each segment manager builds a portfolio of stocks which they believe will offer superior long-term growth potential. The target allocations are 40% to the Large Cap Growth segment and 30% to each of the Mid Cap and Small Cap Growth segments.

The LARGE CAP GROWTH SEGMENT invests primarily in equity securities of companies with large capitalizations. Large capitalization companies are those whose market capitalization is within the market capitalization range of companies in the Russell 1000 Growth Index at the time of this segment's investment. The size of the companies in the Russell 1000 Growth Index changes with market conditions and the size of the index. Equity securities include U.S. exchange-traded and over-the-counter common stocks, debt securities convertible into common stocks, and warrants and rights relating to equity securities.

The MID CAP GROWTH SEGMENT invests primarily in equity securities of medium sized companies. A company is considered medium sized if its market capitalization is within the range of the market capitalizations of companies in the S&P MidCap 400 Index, an index of medium capitalization stocks. Companies whose capitalizations no longer meet this definition after investment are still considered to be medium sized for purposes of our classification. The size of companies in the S&P MidCap 400 Index changes with market conditions and the composition of the index. The segment's equity securities may include stocks listed in the S&P MidCap 400 Index and also may include other common stocks, securities convertible into common stocks, preferred stocks and warrants.

The segment may also invest [20%] of its assets in investment grade non-convertible bonds, notes and debt securities (called 'fixed income' investments) when the manager believes that their total return potential equals or exceeds the potential return of equity securities. The segment may invest up to [20%] of its total assets in equity securities of foreign issuers.

The SMALL CAP GROWTH SEGMENT invests primarily in equity securities of U.S. companies with small market capitalizations. A company's market capitalization is considered small if it is within the range of the market capitalizations of companies in the Russell 2000 Index, an index of small capitalization stocks. Companies whose capitalizations no longer meet this definition after investment are still considered to have small market capitalizations for purposes of our classification. The size of companies in the Russell 2000 Index changes with market conditions and the composition of the index. The segment's equity securities may include stocks listed in the Russell 2000 Index and may also include other common stocks, securities convertible into common stocks, preferred stocks and warrants.

The Fund may also hold money market instruments for cash management purposes. The Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. The Fund may invest up to 25% of its assets (at the time of investment) in foreign securities. The Fund may invest directly in foreign issuers or invest in depositary receipts. The Fund may use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps. The fund does not use derivatives as a primary investment technique and generally limits their use to hedging.

               ADDITIONAL INVESTMENT ACTIVITIES AND RISK FACTORS

FOREIGN SECURITIES


Investors should recognize that investing in the securities of foreign issuers involves special considerations which are not typically associated with investing in the securities of U.S. issuers. Investments in securities of foreign issuers may involve risks arising from differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and illiquidity of certain foreign securities markets, different trading and settlement practices and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions such as wars, terrorism, civil unrest and uprisings, and, as with domestic multinational corporations, from fluctuating interest rates.

There may be less publicly-available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default in any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund's income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian's bankruptcy.

There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits the Fund's ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from 'securities related activities,' as defined by the rules thereunder. These provisions may also restrict the Fund's investments in certain foreign banks and other financial institutions.

Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller, emerging capital markets, which may result in the Fund incurring additional costs and delays in transporting such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to forego attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Rules adopted under the 1940 Act permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be 'eligible sub-custodians,' as defined in the 1940 Act, for the Fund, in which event the Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or which may result in the Fund's incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries. For example, some of the currencies of emerging market countries have experienced devaluation relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain of such countries face serious exchange constraints. In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector.

Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors.

The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in some countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in some countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Certain emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors which could adversely affect the Fund. In addition, if a deterioration occurs in the country's balance of payments, it could impose temporary restrictions on foreign capital remittances. Investing in local markets in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

With respect to investments in certain emerging market countries, different legal standards may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Certain markets are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in emerging market countries typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund.


FIXED-INCOME SECURITIES

Changes in market yields will affect the Fund's net asset value as prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates rise. Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.

While debt securities carrying the fourth highest quality rating ('Baa' by Moody's or 'BBB' by S&P) are considered investment grade and are viewed to have adequate capacity for payment of principal and interest, investments in such securities involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such debt securities lack outstanding investment characteristics and in fact have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although the Fund would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a 'call option' and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

MONEY MARKET INSTRUMENTS

The Fund may invest for temporary defensive purposes or when opportunities for capital growth do not appear attractive, in short-term corporate and government money market instruments. Money market instruments in which the fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Certificates of Deposit ('CDs') are short-term negotiable obligations of commercial banks. Time Deposits ('TDs') are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the 'FDIC'). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amounts of CDs of each bank held by the
Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are generally required to, among other things, maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ('State Branches') may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, SBAM will carefully evaluate such investments on a case-by-case basis.

U.S. GOVERNMENT OBLIGATIONS

Securities issued or guaranteed by U.S. government agencies and instrumentalities include obligations that are supported by: (a) the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association ('Ginnie Maes')); (b) the limited authority of the issuer or guarantor to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks); or (c) only the credit of the issuer or guarantor (e.g., obligations of the Federal Home Loan Mortgage Corporation ('Freddie Macs')). In the case of obligations not backed by the full faith and credit of the U.S. Treasury, the agency issuing or guaranteeing the obligation is principally responsible for ultimate repayment.

Agencies and instrumentalities that issue or guarantee debt securities and that have been established or sponsored by the U.S. government include, in addition to those identified above, the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

BANK OBLIGATIONS

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations.

Investors should also be aware that securities issued or guaranteed by foreign banks, foreign branches of U.S. banks, and foreign government and private issuers may involve investment risks in addition to those relating to domestic obligations. See Foreign Securities above. The Fund will not purchase bank obligations which the investment manager believes, at the time of purchase, will be subject to exchange controls or foreign withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Fund's investments. In the event unforeseen exchange controls or foreign withholding taxes are imposed with respect to the Fund's investments, the effect may be to reduce the income received by the Fund on such investments.

Bank obligations that may be purchased by the Fund include certificates of deposit, banker's acceptances and fixed time deposits. See Money Market Instruments above

FLOATING AND VARIABLE RATE INSTRUMENTS

The Fund may invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The investment manager will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity. Some of the demand instruments purchased by the Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as readily marketable for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as not readily marketable and therefore illiquid.

The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund's custodian.

ASSET-BACKED SECURITIES

Asset-backed securities are generally issued as pass through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The pool of assets generally represents the obligations of a number of different parties. Asset-baked securities frequently carry credit protection in the form of extra collateral, subordinated certificates, cash reserve accounts, letters of credit or other enhancements. For example, payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or other enhancement issued by a financial institution unaffiliated with the entities issuing the securities. Assets which, to date, have been used to back asset-baked securities include motor vehicle installment sales contracts or installment loans secured by motor vehicles, and receivables from revolving credit (credit card) agreements.

Asset-baked securities present certain risks which are, generally, related to limited interests, if any, in related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Other types of asset-backed securities will be subject to the risks associated with the underlying assets. If a letter of credit or other form of credit enhancement is exhausted or otherwise unavailable, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying assets are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in REITs. REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the 'Code'), and failing to maintain exemption from the 1940 Act.

WARRANTS

The Fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

OTHER INVESTMENT COMPANIES

The Fund may from time to time invest in securities of other investment companies, subject to the limits of the 1940 Act. Under other provisions of the

1940 Act the Fund may invest all of its assets in one or more investment companies in certain circumstances. This would involve employing a master/feeder or fund-of-funds investment structure. The Fund has reserved the right to employ these investment structures but has no current intention of doing so.

The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses. Investment in investment companies also may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such vehicles or funds unless the investment manager determines that the potential benefits of such investment justify the payment of any applicable premiums.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price.

The Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of SBAM based on guidelines established by the Fund's Board of Trustees, are deemed creditworthy. SBAM will monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation. In the event of default by the seller under the repurchase agreement, the Fund could experience losses and experience delays in connection with the disposition of the underlying security. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss. Repurchase agreements with maturities of more than seven days will be treated as illiquid securities by the Fund.

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a 'when-issued' basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. The Fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.

When the Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the Fund's books. Normally, the Fund will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

SHORT SALES

The Fund may from time to time sell securities short 'against the box.' If the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities at no additional cost to the Fund) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales against the box. If the Fund engages in any short sales against the box, it will incur the risk that the security sold short will appreciate in value after the sale, with the result that the Fund will lose the benefit of any such appreciation. The Fund may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities to brokers or dealers or other financial institutions. The procedure for the lending of securities will include the following features and conditions. The borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will invest the collateral in short-term debt securities or cash equivalents and earn the interest thereon. A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan. If the deposit drops below the required minimum at any time, the borrower may be called upon to post additional cash. If the additional cash is not paid, the loan will be immediately due and the Fund may use the collateral or its own cash to replace the securities by purchase in the open market charging any loss to the borrower. These will be 'demand' loans and may be terminated by the Fund at any time. The Fund will receive any dividends and interest paid on the securities lent and the loans will be structured to assure that the Fund will be able to exercise its voting rights on the securities. Such loans will be authorized only to the extent that the receipt of income from such activity would not cause any adverse tax consequences to the Fund's shareholders and only in accordance with applicable rules and regulations. The borrowers may not be affiliated, directly or indirectly, with the Fund.

RULE 144A SECURITIES

The Fund may purchase certain restricted securities ('Rule 144A securities') for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act of 1933, as amended (the '1933 Act'). Rule 144A provides an exemption from the registration requirements of the 1933 Act for the resale of certain restricted securities to qualified institutional buyers.

One effect of Rule 144A is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities will develop or be maintained. In promulgating Rule 144A, the Securities and Exchange Commission (the 'SEC') stated that the ultimate responsibility for liquidity determinations is that of an investment company's board of directors. However, the Commission stated that the board may delegate the day-to-day function of determining liquidity to the fund's investment adviser, provided that the board retains sufficient oversight. The Board of Trustees of the Fund has adopted policies and procedures for the purpose of determining whether securities that are eligible for resales under Rule 144A are liquid or illiquid. Pursuant to those policies and procedures, the Board of Trustees has delegated to the investment manager the determination as to whether a particular security is liquid or illiquid requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Board of Trustees periodically reviews Fund purchases and sales of Rule 144A securities.

To the extent that liquid Rule 144A securities that the Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Fund's assets invested in illiquid assets would increase. The investment manager, under the supervision of the Board, will monitor the Fund investments in Rule 144A securities and will consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

BORROWING

The Fund may borrow. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the investment manager's strategy and the ability of the Fund to comply with certain provisions of the Code in order to provide 'pass-though' tax treatment to shareholders. Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund's shares by increasing the Fund's interest expense.

DERIVATIVES

The Fund may use various investment strategies described below to hedge market risks (such as broad or specific market movements, interest rates and currency exchange rates), to manage the effective maturity or duration of debt instruments held by the Fund, or to seek to increase the Fund's income or gain.


The Fund may purchase and sell interest rate, single stock, currency or stock or bond index futures contracts and enter into currency transactions; purchase and sell (or write) exchange listed and over-the-counter ("OTC") put and call options on securities, currencies, futures contracts, indices and other financial instruments; enter into interest rate transactions, equity swaps and related transactions; and invest in indexed securities and other similar transactions, which may be developed in the future to the extent that the Investment Manager determines that they are consistent with the Fund's investment objective and policies and applicable regulatory requirements (collectively, these transactions are referred to as "Derivatives"). The Fund's interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund's currency transactions may take the form of currency forward contracts, currency futures contracts and options thereof, currency swaps and options on currencies.

The Fund is not a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC). The use of certain Derivatives in certain circumstances will require that the Fund segregate cash or other liquid assets to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.


Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Investment Manager's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in significantly greater losses than if it had not been used. See "Risk Factors" below. The degree of the Fund's use of Derivatives may be limited by certain provisions of the Code. See "Additional Information Concerning Taxes."

Currency Transactions. The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies, and currency swaps. A currency forward contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars." The Fund may enter into currency transactions only with counterparties that the Investment Manager deems to be creditworthy.

The Fund may enter into currency forward contracts when the Investment Manager believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar. In those circumstances, the Fund may enter into a currency forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. Currency forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the Fund that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Fund's securities denominated in linked currencies.

Currency transactions are subject to risks different from other portfolio transactions, as discussed below under "Risk Factors." If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."


Futures Contracts. The Fund may trade futures contracts: (1) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (2) on domestic and, to the extent permitted by the CFTC, foreign exchanges on single stocks and stock indices. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or with respect to certain instruments, the net cash amount). The Fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances particularly in the case of single stock futures). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The value of all futures contracts sold by the Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund's securities. In addition, the value of the Fund's long futures and options positions (futures contracts on single stocks, stock or bond indices, interest rates or foreign currencies and call options on such futures contracts) will not exceed the sum of: (a) liquid assets segregated for this purpose; (b) cash proceeds on existing investments due within thirty days; and (c) accrued profits on the particular futures or options positions. The segregation requirements with respect to futures contracts and options thereon are described below under "Use of Segregated and Other Special Accounts."


Interest Rate Futures Contracts. The Fund may enter into interest rate futures contracts in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at time of the contract. For example, if the Fund owns bonds, and interest rates are expected to increase, the Fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of each class of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly when the Investment Manager expects that interest rates may decline, the Fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, the Fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized. At that time, the Fund could make the intended purchase of the bonds in the cash market and the futures contracts could be liquidated.

At the time of delivery of securities pursuant to an interest rate futures contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may have a shorter term than the term of the futures contract and, consequently, may not in fact have been issued when the futures contract was entered.


Options. In order to hedge against adverse market shifts or to increase income or gain, the Fund may purchase put and call options or write "covered" put and call options on futures contracts on stock indices, interest rates and currencies. In addition, in order to hedge against adverse market shifts or to increase its income, the Fund may purchase put and call options and write "covered" put and call options on securities, indices, currencies and other financial instruments. The Fund may utilize options on currencies in order to hedge against currency exchange rate risks. A call option is "covered" if, so long as the Fund is obligated as the writer of the option, it will: (i) own the underlying investment subject to the option; (ii) own securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; (iii) own a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written or (iv) deposit with its custodian in a segregated account liquid assets having a value equal to the excess of the value of the security or index that is the subject of the call over the exercise price. A put option is "covered" if, to support its obligation to purchase the underlying investment if a put option that the Fund writes is exercised, the Fund will either (a) deposit with its custodian in a segregated account liquid assets having a value at least equal to the exercise price of the underlying investment or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying investment having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying investment) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with its custodian in a segregated account). Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction, as described below.


In all cases except for certain options on interest rate futures contracts, by writing a call, the Fund will limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. By writing a put, the Fund will limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to an amount not less than the excess of the investment's market value at the time of the option exercise over the Fund's acquisition cost of the investment, less the sum of the premium received for writing the option and the positive difference, if any, between the call price paid to the Fund and the Fund's acquisition cost of the investment.

In all cases except for certain options on interest rate futures contracts, in purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying investment, while in purchasing a call option, the Fund will seek to benefit from an increase in the market price of the underlying investment. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying investment remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying investment must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs.

In the case of certain options on interest rate futures contracts, the Fund may purchase a put option in anticipation of a rise in interest rates, and purchase a call option in anticipation of a fall in interest rates. By writing a covered call option on interest rate futures contracts, the Fund will limit its opportunity to profit from a fall in interest rates. By writing a covered put option on interest rate futures contracts, the Fund will limit its opportunity to profit from a rise in interest rates.

The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. The Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased. A covered option writer unable to effect a closing purchase transaction will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer will be subject to the risk of market decline in the underlying security during such period. Should the Fund choose to exercise an option, the Fund will purchase in the open market the securities, commodities or commodity futures contracts underlying the exercised option.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Derivatives involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. The Fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller- the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options, (2) restrictions on transactions imposed by an exchange, (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits, (4) interruption of the normal operations of the OCC or an exchange, (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.


OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "Counterparties" and individually referred to as a "Counterparty") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that the Fund will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.


Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Investment Manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. The Fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that the Investment Manager deems to be creditworthy. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by the Fund and the amount of the Fund's obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund's income. Similarly, the sale of put options can also provide gains for the Fund.

The Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund will expose the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument that it might otherwise have sold.

The Fund reserves the right to purchase or sell options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the Fund's investment objective and the restrictions set forth herein.

The Fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. In selling put options, the Fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

     (a) Options on Stocks and Stock Indices. The Fund may purchase put and call options and write covered put and call options on stocks and stock indices listed on domestic and foreign securities exchanges in order to hedge against movements in the equity markets or to increase income or gain to the Fund. In addition, the Fund may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Currently, options traded include the Standard & Poor's 100 Index of Composite Stocks, Standard & Poor's 500 Index of Composite Stocks (the "S&P 500 Index"), the New York Stock Exchange ("NYSE") Composite Index, the American Stock Exchange ("AMEX") Market Value Index, the National Over-the-Counter Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

          If the Investment Manager expects general stock market prices to rise,the Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, the Investment Manager expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such put option or futures contract.

     (b) Options on Currencies. The Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in "Currency Transactions."

     (c) Options on Futures Contracts. The Fund may purchase put and call options and write covered put and call options on futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. An option on a stock index futures contract, interest rate futures contract or currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the Fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Interest Rate and Equity Swaps and Related Transactions. The Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. The Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund's portfolio or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by the Fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.

The Fund may enter into interest rate and equity swaps, caps, floors and collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate or equity swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian in accordance with procedures established by the Board. If the Fund enters into an interest rate or equity swap on other than a net basis, the Fund will maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. The Fund will only enter into interest rate and equity swap, cap, floor or collar transactions with counterparties the Investment Manager deems to be creditworthy. The Investment Manager will monitor the creditworthiness of counterparties to its interest rate and equity swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Investment Manager has determined that, as a result, the swap market is liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells caps, floors and collars it will maintain in a segregated account cash and/or, cash equivalents or other liquid high grade debt securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to the caps, floors or collars. The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Investment Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

The liquidity of swap agreements will be determined by the Investment Manager based on various factors, including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed within the percentage restriction on investments in securities that are not readily marketable.

The Fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement. See "Use of Segregated and Other Special Accounts" below.

There is no limit on the amount of interest rate and equity swap transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and equity swaps is limited to the net amount of payments that the Fund is contractually obligated to make, if any. The effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund's ability to terminate the transactions at times when the Investment Manager deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund and counterparties to the transactions, the Fund's ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund's risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. The Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Indexed Securities. The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single Derivative, as part of a single or combined strategy when, in the judgment of the Investment Manager, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Investment Manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's objective.

Risk Factors. Derivatives have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the Investment Manager's view as to certain market movements is incorrect, the risk that the use of the Derivatives could result in losses greater than if they had not been used. Use of put and call options could result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, or cause the Fund to hold a security it might otherwise sell.

The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of the Fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the Fund's position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses. Although the Fund's use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium. However, because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund's net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

As is the case with futures and options strategies, the effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund's ability to terminate the transactions at times when the Investment Manager deems it desirable to do so. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Because the amount of interest and/or principal payments which the issuer of indexed securities is obligated to make is linked to the prices of other securities, securities indices, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of and may be more volatile than the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.

Losses resulting from the use of Derivatives will reduce the Fund's net asset value, and possibly income, and the losses can be greater than if Derivatives had not been used.

Risks of Derivatives Outside the United States. When conducted outside the United States, Derivatives transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. Derivatives also could be adversely affected by: (1) other complex foreign political, legal and economic factors,
(2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Use of many Derivatives by the Fund will require, among other things, that the Fund segregate liquid assets with its custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be segregated with the custodian or subcustodian in accordance with procedures established by the Board. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to segregate liquid high grade debt obligations equal to the exercise price. Except when the Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade debt obligations equal to the amount of the Fund's obligations.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and, in some instances, daily variation margin in addition to segregating liquid assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. The Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of liquid assets having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of liquid assets with a value equal to the Fund's net obligation, if any.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related Derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other Derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

EMERGING GROWTH COMPANIES; UNSEASONED ISSUERS

Investments in securities of small- and medium-sized, emerging growth companies and companies with continuous operations of less than three years ('unseasoned issuers') involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. Securities of these companies may also involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger, more established companies, it may be more difficult for the Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the investment manager in the best interests of the shareholders. The Fund intends to limit portfolio trading to the extent practicable and consistent with its investment objectives. The Fund's portfolio turnover rate may vary from year to year, as well as within a year. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund. See 'Portfolio Transactions.'

                    INVESTMENT RESTRICTIONS AND LIMITATIONS

Unless otherwise indicated, the investment restrictions described below are fundamental investment policies which may be changed only when permitted by law, if applicable, and approved by the holders of a majority of the Fund's outstanding voting securities, which, as defined by the 1940 Act means the lesser of: (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Except for the investment restrictions set forth below, the other policies and percentage limitations referred to in this SAI and in the Prospectus are not fundamental policies of the Fund and may be changed by vote of the Fund's Board of Trustees without shareholder approval.

If a percentage restriction on investment or utilization of assets in a fundamental policy or restriction set forth below is adhered to at the time a transaction is effected, a later change in percentage ownership of a security or kind of security resulting from changing market values or a similar type of event will not be considered a violation of such policy or restriction.

INVESTMENT RESTRICTIONS

The Fund may not:

(1) Borrow Money: borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

(2) Underwrite Securities: underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

(3) Real Estate, Oil and Gas, Mineral Interests: purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities.

(4) Senior Securities: issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

(5) Make Loans: make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

(6) Concentration: purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

As a non-fundamental policy, the Fund will not invest more than 15% of its net assets in illiquid or restricted securities.

The Fund may, in the future, seek its investment objective(s) by investing one or more investment companies to the extent not prohibited by the 1940 Act. The

Fund shareholders would be given thirty (30) days prior written notice of the change in structure.


The business and affairs of the Fund are managed under the direction of a Board of Trustees. The Board of the Fund approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Investment Manager, administrator, custodian and transfer agent. The Fund's day-to-day operations are delegated to the Investment Manager and administrator. References in this SAI to the Fund's Board means the Fund's Board of Trustees. Reference in this SAI to Director or Directors includes both the Trustees of the Board of Trustees of the Fund.

TRUSTEES AND EXECUTIVE OFFICERS

The Trustees and executive officers of the Fund, their ages, their principal occupations during at least the past five years (their titles may have varied during that period), the number of investment companies in the Fund complex that each Trustee oversees, and the other board memberships held by each Trustee is set forth below. The address of each Trustee and officer, unless otherwise indicated, is c/o R. Jay Gerken, 399 Park Avenue, New York, New York 10022.

An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust as defined in the 1940 Act. Each Trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.



                                                                           NUMBER
                                                                             OF        OTHER BOARD
                                                                         PORTFOLIOS    MEMBERSHIPS
                          POSITION(S)    LENG                                IN          HELD BY
NAME, ADDRESS             HELD WITH       TH          PRINCIPAL            FUND       TRUSTEE DURING
AND AGE                     FUND          OF        OCCUPATION(S)        COMPLEX      PAST FIVE YEARS
                                         TIME     DURING PAST FIVE       OVERSEEN
                                        SERVE          YEARS               BY
                                          D                              TRUSTEE

NON-INTERESTED
TRUSTEES:
Elliott J. Berv         Trustee         Since     President and Chief    38           Board Member,
Age 60                                  2000      Operations Officer,                 American Identity
                                                  Landmark City (real                 Corp. (doing business
                                                  estate development)                 as Morpheus
                                                  (since 2002);                       Technologies)
                                                  Executive Vice                      (biometric
                                                  President and Chief                 information
                                                  Operations Officer,                 management) (since
                                                  DigiGym Systems                     2001; consultant
                                                  (on-line personal                   since 1999);
                                                  training systems)                   Director, Lapoint
                                                  (since 2001); former                Industries
                                                  Chief Executive                     (industrial filter
                                                  Officer, Rocket City                company) (since
                                                  Enterprises                         2002); Director,
                                                  (internet service                   Alzheimer's
                                                  company) (from 2000                 Association (New
                                                  to 2001); President,                England Chapter)
                                                  Catalyst                            (since 1998).
                                                  (consulting) (since
                                                  1994).

Donald M. Carlton       Trustee          Since    Consultant, URS        33           Director, American
Age 66                                   2000     Corporation                         Electric Power
                                                  (engineering) (since                (electric utility)
                                                  1999); former Chief                 (since 1999);
                                                  Executive Officer,                  Director, Valero
                                                  Radian International                Energy (petroleum
                                                  L.L.C. (engineering)                refining) (since
                                                  (from 1996 to 1998);                1999); Director,
                                                  Member of Management                National Instruments
                                                  Committee, Signature                Corp. (technology)
                                                  Science (research                   (since 1994).
                                                  and development)
                                                  (since 2000).

A. Benton Cocanougher   Trustee          Since    Dean Emeritus and      33           Former Director,
Age 65                                   2000     Wiley Professor,                    Randall's Food
                                                  Texas A&M University                Markets, Inc. (from
                                                  (since 2001); former                1990 to 1999); former
                                                  Dean and Professor                  Director, First
                                                  of Marketing,                       American Bank and
                                                  College and Graduate                First American
                                                  School of Business                  Savings Bank (from

                                                  of Texas A&M                        1994 to 1999).
                                                  University (from
                                                  1987 to 2001).

Mark T. Finn            Trustee          Since    Adjunct Professor,     38           Former President and
Age 60                                   2000     William College                     Director, Delta
                                                  (since September                    Financial, Inc.
                                                  2002);                              (investment advisory
                                                  Principal/Member,                   firm) (from 1983 to
                                                  Belvan                              1999).
                                                  Partners/Balfour
                                                  Vantage - Manager
                                                  and. General Partner
                                                  to the Vantage Hedge
                                                  Fund, LP (since
                                                  March 2002);
                                                  Chairman and Owner,
                                                  Vantage Consulting
                                                  Group, Inc.
                                                  (investment advisory
                                                  and consulting firm)
                                                  (since 1988); former
                                                  Vice Chairman and
                                                  Chief Operating
                                                  Officer, Lindner
                                                  Asset Management
                                                  Company, (mutual
                                                  fund company) (from
                                                  March 1999 to 2001);
                                                  former General
                                                  Partner and
                                                  Shareholder,
                                                  Greenwich Ventures,
                                                  LLC (investment
                                                  partnership) (from
                                                  1996 to 2001);
                                                  former President,
                                                  Secretary, and
                                                  Owner, Phoenix
                                                  Trading Co.
                                                  (commodity trading
                                                  advisory firm) (from
                                                  1997 to 2000).

Stephen Randolph Gross  Trustee          Since    Partner, Capital       33           Director, United
Age 56                                   2000     Investment Advisory,                Telesis, Inc.
                                                  Partners                            (telecommunications)
                                                  (consulting) (since                 (since 1997);
                                                  January 2000);                      Director, ebank.com,
                                                  former Managing                     Inc. (since 1997);
                                                  Director,                           Director, Andersen
                                                  Fountainhead                        Calhoun Inc.
                                                  Ventures, LLC                       (assisted living)
                                                  (consulting) (from                  (since 1987); former
                                                  1998 to 2002);                      Director, Charter
                                                  Secretary, Carint                   Bank, Inc. (from 1987
                                                  N.A. (manufacturing)                to 1997); former
                                                  (since 1988); former                Director, Yu Save,
                                                  Treasurer, Hank                     Inc. (internet
                                                  Aaron Enterprises                   company) (from 1998
                                                  (fast food                          to 2000); former
                                                  franchise) (from                    Director, Hotpalm,
                                                  1985 to 2001);                      Inc. (wireless
                                                  Chairman, Gross,                    applications) (from
                                                  Collins & Cress, PC;                1998 to 2000); former
                                                  (accounting. firm)                  Director Ikon
                                                  (since 1980);                       Ventures, Inc. (from
                                                  Treasurer, Coventry                 1997 to 1998).
                                                  Limited, Inc. (since
                                                  1985).

Diana R. Harrington     Trustee          Since    Professor, Babson      38           Former Trustee, The
Age 63                                   1992     College (since 1993).               Highland Family of
                                                                                      Funds (investment
                                                                                      company) (from March
                                                                                      1997 to March 1998).

Susan B. Kerley         Trustee          Since    Consultant,            38           Director, Eclipse
Age 52                                   1992     Strategic Management                Funds (currently
                                                  Advisors, LLC -                     supervises 17
                                                  Global Research                     investment companies
                                                  Associates, Inc.                    in fund complex)
                                                  (investment                         (since 1990).
                                                  consulting) (since
                                                  1990).



Alan G. Merten          Trustee          Since    President, George      33           Director, Digital Net
Age 62                                   2000     Mason University                    Holdings, Inc. (since
                                                  (since 1996).                       October 2003);
                                                                                      Director, Comshare,
                                                                                      Inc. (information
                                                                                      technology) (since
                                                                                      1985); former
                                                                                      Director, Indus
                                                                                      (information
                                                                                      technology) (from
                                                                                      1995 to 1997).

R. Richardson Pettit    Trustee          Since    Professor of           33           None
Age 61                                   2000     Finance, University
                                                  of Houston
                                                  (form 1977 to 2002);
                                                  Independent
                                                  Consultant (since
                                                  1984).

INTERESTED TRUSTEE:

R. Jay Gerken*          Chairman,        Since    Managing Director of   Chairman     N/A
Age 52                  President        2002     Citigroup Global       of the
                        and Chief                 Markets Inc.           Board,
                        Executive                 ("CGM"); Chairman,     Trustee or
                        Officer                   President and Chief    Director
                                                  Executive Officer of   of 221
                                                  SBFM, Travelers        funds in
                                                  Investment Adviser,    the
                                                  Inc. ("TIA") and       Citigroup
                                                  Citi Fund Management   Fund
                                                  Inc. ("CFM");          complex
                                                  President and Chief
                                                  Executive Officer of
                                                  certain mutual funds
                                                  associated with
                                                  Citigroup Inc.;
                                                  formerly, Portfolio
                                                  Manager of Smith
                                                  Barney Allocation
                                                  Series Inc. (from
                                                  1996-2001) and Smith
                                                  Barney Growth and
                                                  Income Fund (from
                                                  1996-2001).

OFFICERS:

Andrew Shoup*           Chief            Since    Director of            N/A          N/A
Age 47                  Administrative   2003     Citigroup Asset
                        Officer                   Management; Chief
                                                  Administrative
                                                  Officer of mutual
                                                  funds associated
                                                  with Citigroup Inc.;
                                                  Head of
                                                  International Funds
                                                  Administration of
                                                  Citigroup Asset
                                                  Management (from
                                                  2001 to 2003);
                                                  Director of Global
                                                  Funds Administration
                                                  of Citigroup Asset
                                                  Management from
                                                  (2000 to 2001); Head
                                                  of U.S. Citibank
                                                  Funds Administration
                                                  of Citigroup Asset
                                                  Management (from
                                                  1998 to 2000).

Frances Guggino*        Treasurer        Since    Vice President,        N/A          N/A
Age 46                                   2003     Citigroup Asset
                                                  Management (since
                                                  1991), Controller of
                                                  certain funds
                                                  associated with
                                                  Citigroup Inc.
                                                  (since 1999);
                                                  Controller of
                                                  certain funds
                                                  associated with
                                                  Citigroup Inc.
                                                  (since 1999).

Richard Peteka          Assistant        Since    Director and Head      N/A          N/A
Age 42                  Treasurer        2004     of Internal Control
                                                  for Citigroup Asset
                                                  Management U.S. Mutual
                                                  Fund Administration
                                                  from 1989-2002;
                                                  Vice President, Head
                                                  of Mutual Fund
                                                  Administration and
                                                  Treasurer at
                                                  Oppenheimer Capital
                                                  from 1996-1999

Joseph Volpe*           Controller       Since    Vice President of      N/A          N/A
Age 41                                   2002     Citigroup Asset
                                                  Management (since
                                                  1992).


Robert I. Frenkel*      Secretary        Since    Managing Director      N/A          N/A
Age 49                  Chief Legal      2000     and General Counsel,
                        Officer          Since    Global Mutual Funds
                                         2003     for Citigroup Asset
                                                  Management and its
                                                  predecessor (since
                                                  1994); Secretary of
                                                  Citi Fund Management
                                                  Inc.; Secretary of
                                                  certain funds
                                                  associated with
                                                  Citigroup Inc.;
                                                  Chief Legal Officer
                                                  of mutual funds
                                                  associated with
                                                  Citigroup Inc.


Andrew Beagley*         Chief            Since    Chief Anti-Money       N/A          N/A
Age 41                  Anti-Money       2002     Laundering
                        Laundering                Compliance Officer
                        Compliance                of mutual funds
                        Officer                   associated with
                                                  Citigroup Inc.;
                                                  Director, Citigroup
                                                  Global Markets
                                                  (since 2000);
                                                  Director of
                                                  Compliance, North
                                                  America, Citigroup
                                                  Asset Management
                                                  (since 2000);
                                                  Director of
                                                  Compliance, Europe,
                                                  the Middle East and
                                                  Africa, Citigroup
                                                  Asset Management
                                                  (from 1999 to 2000);
                                                  Compliance Officer,
                                                  Salomon Brothers
                                                  Asset Management
                                                  Limited, Smith
                                                  Barney Global
                                                  Capital Management
                                                  Inc., Salomon
                                                  Brothers Asset
                                                  Management Asia
                                                  Pacific Limited
                                                  (from 1997 to 1999).

Marianne Motley*        Assistant        Since    Director, Mutual       N/A          N/A
Age 44                  Treasurer        2000     Fund Administration
                                                  for Citigroup Global
                                                  Markets (since 1994).

Thomas C. Mandia*       Assistant        Since    Director and Deputy    N/A          N/A
Age 41                  Secretary        2000     General Counsel,
                                                  Citigroup Asset
                                                  Management (since
                                                  1992).


Rosemary D. Emmens*     Assistant        Since    Vice President and     N/A          N/A
Age 34                  Secretary        2000     Associate General
                                                  Counsel, Citigroup
                                                  Asset Management
                                                  (since 1998).

Harris Goldblat*        Assistant        Since    Associate General      N/A          N/A
Age 34                  Secretary        2000     Counsel, Citigroup
                                                  Asset Management
                                                  (since 2000);
                                                  Associate, Stroock &
                                                  Stroock & Lavan LLP
                                                  (from 1997 to 2000).

The business affairs of the Fund are managed under the direction of the Board of Trustees.

The Board of Trustees has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Audit Committee oversees the scope of the Fund's audit, the Fund's accounting and financial reporting policies and practices and its internal controls. The Audit committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Fund's independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to the Fund by the independent auditors and all permissible non-audit services provided by the Fund's independent auditors to its Manager and any affiliated service providers if the engagement related directly to the Fund's operations and financial reporting. During the most recent fiscal year, the Audit Committee met _ times; however, neither the Fund nor the two other series of the Trust had any outstanding shares during that period.

The Board of Trustees also has a standing Governance Committee. All Trustees who are not "interested persons" of the Fund are members of the Governance Committee. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the board. The Governance Committee did not meet during the fiscal year ended December 31, 2003 because the Fund and the two other series of the Trust were not in operation during such period. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.

The following table shows the amount of equity securities owned by the Trustees in other investment companies associated with Citigroup (the "Fund Complex") supervised by the Trustees as of December 31, 2003. Because the Fund is newly organized, it did not have shareholders as of that date.

                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                             SECURITIES IN ALL REGISTERED
                                                     INVESTMENT
                                                 COMPANIES OVERSEEN
                                                 BY THE TRUSTEE IN THE
        NAME OF DIRECTOR                            FUND COMPLEX


DISINTERESTED TRUSTEES:
Elliott J. Berv..........
Donald M. Carlton........
A. Benton Cocanougher....
Mark T. Finn.............
Stephen Randolph Gross
Diana R. Harrington......
Susan B. Kerley..........
Alan G. Merten...........
R. Richardson Pettit.....

INTERESTED TRUSTEE:
R. Jay Gerken*...........

None of the disinterested Trustees nor their family members had any interest in the Investment Manager, Citigroup Global Markets, or any person directly or indirectly controlling, controlled by, or under common control with the Investment Manager or Citigroup Global Markets as of December 31, 2003.

Information regarding compensation paid to the Trustees of the Fund for the fiscal year ended December 31, 2003 is set forth below. Mr. Gerken is not compensated for his service as a Trustee because of his affiliation with the Investment Manager.

Each Fund in the Citigroup Fund complex pays a pro rata share of Trustee fees based upon asset size. The Fund currently pays each of the Trustees who is not a trustee, director, officer or employee of the Manager or any of its affiliates its pro rata share of: an annual fee of $40,000 plus $7,500 for each Board of Trustees meeting attended, $2,500 for each special Board meeting attended, and $100 for each telephonic Board meeting in which that Trustee participates. In addition, each Trustee who is not a director, officer or employer of the Manager or any of its affiliates and who acts as Chairman of any Committee of the Board of Trustees receives an additional $5,000 for acting as Chairman of such Committee. The Fund will reimburse Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

Officers receive no compensation from the Fund although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

                                               PENSION OR             TOTAL
                                               RETIREMENT       COMPENSATION FROM         NUMBER
                             AGGREGATE          BENEFITS               THE                  OF
                            COMPENSATION       ACCRUED AS         FUND AND FUND           FUNDS
                              FROM THE        PART OF FUND           COMPLEX              IN FUND
    NAME OF TRUSTEE           FUND(1)           EXPENSES         PAID TO TRUSTEE        COMPLEX(3)

DISINTERESTED
    TRUSTEES:
Elliott J. Berv.........        (1)               None
Donald M. Carlton.......        (1)               None
A. Benton Cocanougher......     (1)               None

Mark T. Finn............        (1)               None
Stephen Randolph Gross..        (1)               None

Diana R. Harrington.....        (1)               None
Susan B. Kerley.........        (1)               None
Alan G. Merten..........        (1)               None
C. Oscar Morong, Jr (2).        (1)               None
R. Richardson Pettit....        (1)               None
Walter E. Robb, III(2)..        (1)               None

INTERESTED TRUSTEE:
R. Jay Gerken*..........        $0                None

-----------
(1) The Fund is newly organized and paid no Trustee fees during the fiscal year ended December 31, 2003. For the current fiscal year, the Fund will pay its pro-rata share of the Trustees fees based upon its asset size. Because this asset size is not yet known, the Fund's share of Trustee fees is not currently determinable.
(2) Messers. Morong and Robb, former Trustees of the Trust, retired as of December 31, 2003.
(3) __ of the funds in the Fund Complex were not operational during the calendar year ended December 31, 2003.

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionately with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal quarterly installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

                                                          Years of Service
Average Compensation in        5            6             7             8             9        10 Years or
       Last Year             Years        Years         Years         Years         Years          More
       of Service
         $50,000          $125,000     $150,000      $175,000      $200,000      $225,000      $250,000
         $60,000          $150,000     $180,000      $210,000      $240,000      $270,000      $300,000
         $70,000          $175,000     $210,000      $245,000      $280,000      $315,000      $350,000
         $80,000          $200,000     $240,000      $280,000      $320,000      $360,000      $400,000
         $90,000          $225,000     $270,000      $315,000      $360,000      $405,000      $450,000
        $100,000          $250,000     $300,000      $350,000      $400,000      $450,000      $500,000

Assuming continuous service as a Trustee of the fund until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan. During the fiscal year ended December 31, 2003, former Trustees Trust received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of $________ in $________ quarterly installment payments; and Mr. E. Kirby Warren, an aggregate of $_________ in $________ quarterly installment payments. As of the date of this Statement of Additional Information, there are no shareholders of the Fund.

The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

The Declaration of Trust of the Trust further provides that (i) the appointment, designation or identification of a Trustee as a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the by-laws of the Trust, a committee charter or a Trust policy statement), (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof and
(iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee's rights to indemnification.

As of the date of this Statement of Additional Information, there are no shareholders of the Fund.


                              INVESTMENT MANAGER


The Fund retains SBAM to act as its investment manager. SBAM serves as the Investment Manager to numerous individuals, institutions and other investment companies. SBAM is an indirect wholly owned subsidiary of Salomon Smith Barney Holdings Inc, which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup").

The management agreement ("Management Agreement") between SBAM and the Fund provides that SBAM will manage the operations of the Fund, subject to policies established by the Fund's Board. Pursuant to the Management Agreement, SBAM manages the Fund's investment portfolio, directs purchases and sales of portfolio securities and reports thereon to the Fund's officers and Trustees regularly. SBAM also provides the office space, facilities, equipment and personnel necessary to perform the following services for the Fund: SEC compliance, including record keeping, reporting requirements and registration statements and proxies; supervision of Fund operations, including coordination of functions of the administrator, transfer agent, custodian, accountants, counsel and other parties performing services or operational functions for the Fund; certain administrative and clerical services, including certain accounting services, facilitation of redemption requests, exchange privileges, and account adjustments, development of new shareholder services and maintenance of certain books and records; and certain services to the Fund's shareholders, including assuring that investments and redemptions are completed efficiently, responding to shareholder inquiries and maintaining a flow of information to shareholders.

Investment decisions for a the Fund are made independently from those of other funds or accounts managed by SBAM. Such other funds or accounts may also invest in the same securities as the Fund. If those funds or accounts are prepared to invest in, or desire to dispose of, the same security at the same time as the Fund, however, transactions in such securities will be made, insofar as feasible, for the respective funds and accounts in a manner deemed equitable to all. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. In addition, because of different investment objectives, a particular security may be purchased for one or more funds or accounts when one or more funds or accounts are selling the same security.

The Fund is are newly organized and did not pay management fees during the fiscal year ended December 31, 2003.

The Management Agreement for the Fund has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually (a) by the Fund's Board or by a majority of the outstanding voting securities of the Fund, and in either event, by a majority of the disinterested Trustees of the Fund's Board with such disinterested Trustees casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares (as defined in the 1940 Act). In approving the Fund's Management Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services to be provided by the Manager, compared the fees to be charged by the Manager to those paid by similar funds or clients for comparable services, and analyzed the expenses expected to be incurred by the Manager with respect to the Fund. The Board also considered the expected expense ratio of the Fund in comparison to comparable funds and other factors. After requesting and reviewing such information as they deemed necessary, the Board concluded that the approval of the Management Agreement was in the best interests of the Fund and its shareholders. The disinterested Trustees were advised by separate independent legal counsel throughout the process.

The Fund or the Investment Manager may terminate the Management Agreement on sixty days' written notice without penalty. The Management Agreement also will terminate automatically in the event of assignment (as defined in the 1940
Act).

Under the terms of the Management Agreement between the Fund and SBAM, neither SBAM nor its affiliates shall be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the wilful misfeasance, bad faith or gross negligence on either the part of SBAM or its affiliate or from reckless disregard by it of its obligations and duties under the Management Agreement.




EXPENSES

The Fund's expenses include taxes, interest, fees and salaries of the Fund's Trustees and officers who are not Trustees, officers or employees of the Fund's service contractors, commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities as described under 'Portfolio Transactions' below. Fund expenses are allocated to a particular class of Fund shares based on either expenses identifiable to the class or the relative net assets of the class and other classes of Fund shares.

DISTRIBUTOR


Citigroup Global Markets Inc. ("Citigroup Global Markets") (formerly Salomon Smith Barney Inc.), located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's distributor pursuant to a distribution agreement (the 'Distribution Agreement').

Rule 12b-1 promulgated under the 1940 Act (the "Rule") provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of the Fund has adopted a services and distribution plan with respect to each class of shares (other than Class O and Class Y) of the Fund pursuant to the Rule (each, a "Plan"). The Board of the Fund has determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

DISTRIBUTION AND SERVICE FEES

Each class (other then Class 0 and Class Y) of the Fund is authorized, pursuant to a services and distribution plan applicable to that class of shares (the "Class A Plan," the "Class B Plan" and the "Class C Plan" as applicable and collectively, the "Plans") adopted pursuant to the Rule to pay Citigroup Global Markets an annual service fee with respect to the Class A, Class B and Class C shares of the Fund at the rate of 0.25% of the value of the average daily net assets of the respective class.

With respect to Class B and Class C shares of the Fund, Citigroup Global Markets is also paid an annual distribution fee at the rate of 0.75% of the value of the average daily net assets of the respective class.

The service fees are used for servicing shareholder accounts, including payments by Citigroup Global Markets to selected securities dealers. The distribution fees are paid to Citigroup Global Markets to compensate for activities primarily intended to result in the sale of Class B and Class C shares.

The expenses incurred in connection with these activities include: costs of printing and distributing the Fund's Prospectus, SAI and sales literature to prospective investors; an allocation of overhead and other distribution-related expenses; payments to and expenses of other persons who provide support services in connection with the distribution of the shares; any other costs and expenses relating to distribution or sales support activities; compensation for Citigroup Global Markets' initial expense of paying investment representatives or introducing brokers a commission upon the sale of the Fund's shares; and accruals for interest on the amount of the foregoing expenses that exceed the amount of the distribution fee and the deferred sales charge. Under the Plans, Citigroup Global Markets may retain all or a portion of the service and distribution fees. The payments to selected securities dealers may include a commission paid at the time of sale and a continuing fee based upon the value of the average daily net assets of the applicable class of shares that remain invested in the Fund (a 'trail fee') with respect to accounts that dealers continue to service.

With respect to Class B shares, Citigroup Global Markets will pay broker-dealers at the time of sale a commission of 4% of the purchase amount and a quarterly trail fee at an annual rate of 0.25% which will begin to accrue immediately after settlement. With respect to Class C shares, Citigroup Global

Markets will pay broker-dealers at the time of sale a commission of 1.00% of the purchase amount and a quarterly trail fee at an annual rate of 1.00% which will begin to accrue 13 months after settlement.

Sales personnel of broker/dealers distributing the Fund's shares and any other persons entitled to receive compensation for selling or servicing the Fund's shares may receive different compensation for selling or servicing one class of shares over another. The distribution and shareholder service expenses incurred by Citigroup Global Markets and dealers in connection with the sale of shares will be paid, in the case of Class A shares, from the proceeds of front end sales charges and the ongoing service fees; and in the cases of Class B and Class C shares, from the proceeds of applicable deferred sales charges and ongoing distribution and service fees. Investors should understand that the purpose of the front end sales charge and ongoing service fees applicable to Class A shares is the same as that of the deferred sales charge and ongoing distribution and service fees applicable to Class B shares.

The Plans provide that Citigroup Global Markets may make payments to assist in the distribution of the Fund's shares out of the other fees received by it or its affiliates from the Fund, its past profits or any other sources available to it. From time to time, Citigroup Global Markets may waive receipt of fees under a Plan while retaining the ability to be paid under such Plan thereafter. The fees payable to Citigroup Global Markets under the Plans and payments by Citigroup Global Markets to selected securities dealers are payable without regard to actual expenses incurred.

Citigroup Global Markets may, from time to time, assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives which may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families within or outside the United States. Participation of registered representatives in such informational programs may require the sale of minimum dollar amounts of shares of the Fund. In addition, Citigroup Global Markets may also, from time to time, at its expense or as an expense for which it may be compensated under a Plan, if applicable, pay a bonus or other consideration or incentives to dealers who sell a minimum dollar amount of shares of the Fund during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Dealers may not use sales of the Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state. Incentive payments will be provided for out of the front end sales charges and deferred sales charges retained by Citigroup Global Markets, any applicable Plan payments or Citigroup Global Markets' other resources. Other than Plan payments, the Fund does not bear distribution expenses.

A quarterly report of the amounts expended with respect to the Fund under the applicable Plan, and the purposes for which such expenditures were incurred, is presented to the Fund's Board for its review. In addition, each Plan provides that it may not be amended with respect to any class of shares of the Fund to increase materially the costs which may be borne for distribution pursuant to the Plan without the approval of shareholders of that class, and that other material amendments of the Plan must be approved by the Fund's Board and by the Trustees who are neither 'interested persons,' as defined in the 1940 Act, nor have any direct or indirect financial interest in the operation of the Plan or any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan and its related agreements are subject to annual approval by a vote cast in person at a meeting called for the purpose of voting on the Plan. Each Plan may be terminated with respect to the Fund or any class thereof at any time by vote of a majority (as defined in the 1940 Act) of the Trustees who are not 'interested persons' and who have no direct or indirect financial interest in the operation of the Plan or in any related agreement or by vote of a majority of the shares of the Fund or class, as the case may be.

The Fund is newly organized and has not paid any distribution or service fees as of the date of this SAI.

CODE OF ETHICS

Rule 17j-1 under the 1940 Act requires all registered investment companies and their investment advisers and principal underwriters to adopt written codes of ethics and institute procedures designed to prevent "access persons" (as defined in Rule 17j-1) from engaging in any fraudulent, deceptive or manipulative trading practices. The Board of the Fund has adopted a code of ethics (the "Fund Code") that incorporates personal trading policies and procedures applicable to access persons of the Fund, which includes officers, directors and other specified persons who may make, participate in or otherwise obtain information concerning the purchase or sale of securities by the Fund. In addition, the Fund Code attaches and incorporates personal trading policies and procedures applicable to access persons of the Investment Manager and if applicable, any sub-adviser to the Fund, which policies serve as such adviser's code of ethics (the "Adviser Code"). The Fund and Adviser Codes have been designed to address potential conflict of interests that can arise in connection with the personal trading activities of investment company and investment advisory personnel.

Pursuant to the Fund and Adviser Codes, access persons are generally permitted to engage in personal securities transactions, provided that a transaction does not involve securities that are being purchased or sold, are being considered for purchase or sale, or are being recommended for purchase or sale by or for the Fund. In addition, the Adviser Code contains specified prohibitions and blackout periods for certain categories of securities and transactions, including a prohibition on short-term trading and purchasing securities during an initial public offering. The Adviser Code, with certain exceptions, also requires that access persons obtain preclearance to engage in personal securities transactions. Finally, the Fund and Adviser Codes require access persons to report all personal securities transactions periodically.

PROXY VOTING GUIDELINES & PROCEDURES

Although individual board members may not agree with particular policies or votes by the manager, the Board has approved delegating proxy voting discretion to the manager believing that the manager should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B is a summary of the guidelines and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, including the procedures that the fund uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the manager or any affiliated person of the fund or the manager, on the other. This summary of the guidelines gives a general indication as to how the manager will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the manager always endeavors to vote proxies relating to portfolio securities in accordance with the fund's investment objectives.

                             PORTFOLIO TRANSACTIONS

Subject to policies established by the Board of the Fund, the Investment Manager is primarily responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions.

Fixed-income, certain short-term securities and certain equities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price, which may include dealer spreads and underwriting commissions. Equity securities may also be purchased or sold through brokers who will be paid a commission.

The general policy of the Fund in selecting brokers and dealers is to obtain the best results taking into account factors such as the general execution and operational facilities of the broker or dealer, the type and size of the transaction involved, the creditworthiness of the broker or dealer, the stability of the broker or dealer, execution and settlement capabilities, time required to negotiate and execute the trade, research services and the Investment Manager's arrangements related thereto (as described below), overall performance, the dealer's risk in positioning the securities involved, and the broker's commissions and dealer's spread or mark-up. While the Investment Manager generally seeks the best price in placing its orders, the Fund may not necessarily be paying the lowest price available. The purchase by the Fund of

Participations or Assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the Participation Agreement.

Notwithstanding the above, in compliance with Section 28(e) of the Securities Exchange Act of 1934, the Investment Manager may select brokers who charge a commission in excess of that charged by other brokers, if the Investment Manager determines in good faith that the commission to be charged is reasonable in relation to the brokerage and research services provided to the Investment Manager by such brokers. Research services generally consist of research or statistical reports or oral advice from brokers and dealers regarding particular companies, industries or general economic conditions. The Investment Manager may also have arrangements with brokers pursuant to which such brokers provide research services to the Investment Manager in exchange for a certain volume of brokerage transactions to be executed by such broker. While the payment of higher commissions increases the Fund's costs, the Investment Manager does not believe that the receipt of such brokerage and research services significantly reduces its expenses as the Investment Manager. Arrangements for the receipt of research services from brokers may create conflicts of interest.

Research services furnished to the Investment Manager by brokers who effect securities transactions for the Fund may be used by the Investment Manager in servicing other investment companies and accounts which it manages. Similarly, research services furnished to the Investment Manager by brokers who effect securities transactions for other investment companies and accounts which the Investment Manager manages may be used by the Investment Manager in servicing the Fund. Not all of these research services are used by the Investment Manager in managing any particular account, including the Fund. Because the Fund is new organized, the Fund did not engage in directed brokerage transaction or pay commission for research-related services for the fiscal year ended December 31, 2003.

Under the 1940 Act, "affiliated persons" of the Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, the Fund may purchase securities from underwriting syndicates of which the Investment Manager or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 promulgated under the 1940 Act.

The Fund's Board of Directors has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Fund from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. The Fund's Board of Directors has adopted procedures in accordance with Rule 17e-1 promulgated under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which such affiliates operate. Any such compensation will be paid in accordance with applicable SEC regulations. Because the Fund is newly organized, no brokerage commissions or brokerage commissions to Citigroup Global Markets or any affiliate of the Fund, SBAM or Citigroup Global Markets were paid during the fiscal year ended December 31, 2003.

In certain instances there may be securities that are suitable as an investment for the Fund as well as for one or more of the Investment Manager's other clients. Investment decisions for the Fund and for the Investment Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for the Fund. When purchases or sales of the same security for the Fund and for other portfolios managed by the Investment Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

                                NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets. Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE. With respect to the Fund, such calculation is determined on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, portfolio securities listed or traded on national securities exchanges, are valued at the last sale price, or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Portfolio securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the "NOCP"). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. OTC securities are valued at the mean of the current bid and ask price.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Investment Manager is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined using fair value procedures established by and under the supervision of the Board. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Short-term obligations with maturities of 60 days or less are valued at amortized cost. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

All other securities and other assets of the Fund for which market quotations are not readily available will be valued using fair value procedures established by and under the supervision of the Fund's Board. Factors that the Fund may consider in determining whether market quotations are readily available include the existence of a thin market, as well as the occurrence of a significant event that may affect the securities value following the close of a market.

                        ADDITIONAL PURCHASE INFORMATION

TIMING OF PURCHASE ORDERS

Orders for the purchase of Fund shares received by selected dealers by the close of regular trading on the NYSE (currently 4:00 p.m., New York time) on any day that the Fund calculates its net asset value and either transmitted to Citigroup Global Markets by the close of its business day (normally 5:00 p.m., New York time) or transmitted by dealers to the Fund's transfer agent, through the facilities of the National Securities Clearing Corporation ("NSCC") by 7:00 p.m., New York time, on that day will be priced according to the net asset value determined on that day plus any applicable sales charge. Otherwise, the orders will be priced as of the time the net asset value is next determined. See "Buying Shares and Exchanging Shares" in the Prospectus. It is the dealers' responsibility to ensure that orders are transmitted on a timely basis to Citigroup Global Markets or the transfer agent through the facilities of the NSCC. Any loss resulting from a dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. See "Buying Shares and Exchanging Shares" in the Prospectus for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to the investor's account.

Funds transmitted by a wire system other than the Federal Reserve Wire System generally take one business day to be converted into federal funds. In those cases in which an investor pays for shares by a check drawn on a member bank of the Federal Reserve System, federal funds generally will become available on the business day after the check is deposited. Checks drawn on banks which are not members of the Federal Reserve System or foreign banks may take substantially longer to be converted into federal funds.

PAYMENT IN SECURITIES

In addition to cash, the Fund may accept securities as payment for Fund shares at the applicable net asset value. Generally, the Fund will only consider accepting securities to increase its holdings in a portfolio security, or if Management determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The Fund may reject in whole or in part any or all offers to pay for purchases of Fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will value accepted securities in the same manner as it values its portfolio securities in determining the Fund's share price. The Fund will only accept securities which are delivered in proper form. For federal income tax purposes, a purchase of Fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of Fund shares with securities involves certain delays while the Fund considers the suitability of such securities and while other requirements are satisfied. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from SBAM.

CLASS A SHARES

With respect to Class A shares, Citigroup Global Markets may pay broker-dealers or other intermediaries at the time of a sale, a commission of up to 1.00% for purchase amounts of $1 million ($500,000 for Class A shares of Short/Intermediate U.S. Government Fund) but less than $3 million, up to 0.50% for purchase amounts of $3 million to $5 million, up to 0.25% for purchase amounts above $5 million and for purchases by certain retirement plans with an omnibus account relationship with the fund. To the extent that such commission is paid, starting in the thirteenth month after purchase the broker-dealer or other intermediary will also receive the annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients (except in connection with sales of shares of the Short/Intermediate U.S. Government Fund which will receive the service fee immediately). Prior to the thirteenth month, the fund's distributor will retain the service fee. Where the broker-dealer or other intermediary does not receive the payment of up to 1.00% from Citigroup Global Markets, the broker-dealer or other intermediary will instead receive the annual service fee starting immediately after purchase.

Volume Discounts. The schedule of sales charges on Class A shares described in the Prospectus relating to Class A shares applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual, his or her spouse and their children under the age of 21 purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code, and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code;
(f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount; or (g) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Advisers Act) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should call (800) 446-1013.

Group Purchases. A reduced sales charge is available to employees (and partners) of the same employer purchasing as a group. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth in the Prospectus and will be based upon the aggregate sales of Class A shares to, and share holdings of, all members of the group. To be eligible for such reduced sales charges, all purchases must be pursuant to an employer or partnership sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plans include, but are not limited to, plans which provide for payroll deductions and retirement plans under Sections 401 or 408 of the Code. The distributor may also offer a reduced sales charge for aggregating related fiduciary accounts under such conditions that the distributor will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares previously purchased and still owned by the group, plus the amount of the current purchase. A "qualified group" is one which: (a) has been in existence for more than six months; (b) has a purpose other than acquiring Fund shares at a discount; and (c) satisfies uniform criteria which enables the distributor to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to the distributor. In order to obtain such reduced sales charge, the purchases must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of the distributor.

Initial Sales Charge Waivers. In addition to those types of investors set forth in the Prospectus who are eligible for waiver of the initial sales charge on purchases of Class A shares, investors who, authorized by and as a result of a direct relationship with the Fund's portfolio manager, purchase shares directly from the Fund, will also have the initial sales charge waived when purchasing Class A shares.

Sales Charge Reallowance. Purchases of Class A shares of the Fund may be made at the Fund's respective net asset value per share plus the applicable sales charge set forth in the Prospectus. Members of the selling group typically receive up to 90% of the sales charge. Members of the selling group may from time to time and for a limited period, receive 100% of the applicable sales charge for the purchase of the Fund's Class A shares.

Right of Accumulation. Reduced sales charges, in accordance with the schedule in the Prospectus relating to Class A shares, apply to any purchase of Class A shares if the aggregate investment in Class A shares of all Salomon Brothers fund or Salomon Brothers shares. Investment Series and including the purchase being made, of any purchaser is $50,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the combined right of accumulation, shareholders should call (800) 446-1013.

Letter of Intent. For the purposes of determining which sales charge level set forth in the Prospectus is applicable to a purchase of Class A shares, investors may also establish a total investment goal in shares of the Fund to be achieved over a thirteen-month period and may purchase Class A shares during such period at the applicable reduced front end sales charge. All Class A shares previously purchased and still beneficially owned by the investor and his or her spouse and children under the age of 21 may, upon written notice to the transfer agent, also be included at the current net asset value to reach a level specified in the table in the Prospectus.

Shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the transfer agent in the name of the purchaser. The effective date of a Letter of Intent may be backdated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the front end sales charge otherwise applicable to the purchases of Class A shares made during this period and the sales charge actually paid. If a payment is due under the preceding sentence, it must be made directly to the transfer agent within twenty days of notification or, if not paid, the transfer agent will liquidate sufficient escrowed shares to obtain such difference. For additional information, shareholders should contact the Fund, the transfer agent or eligible securities dealers.

                       ADDITIONAL REDEMPTION INFORMATION

If the Board of the Fund determines that it is in the best interests of the remaining shareholders of the Fund, the Fund may pay the redemption price in whole, or in part, by a distribution in kind from the portfolio of the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as the Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

                    ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a brief summary of certain additional tax considerations affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisers with specific questions relating to federal, state, local or foreign taxes.

TAXATION

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under Subchapter M of the Code. Qualification as a RIC requires, among other things, that the Fund: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of each taxable year: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

As a RIC, the Fund will not be subject to federal income tax on its "net investment income" (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and "net capital gain" (the excess of the Fund's net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders, provided that it distributes at least 90% of the sum of its net investment income for such taxable year and its net tax-exempt interest income for such taxable year. However, the Fund will be subject to federal corporate income tax (currently at a maximum rate of 35%) on any undistributed income other than tax-exempt income from Municipal Obligations and to alternative minimum tax (currently at a maximum rate of 20%) on alternative minimum taxable income, which includes interest income on certain "private activity" obligations that is otherwise exempt from tax. The

Fund expects to designate amounts retained as undistributed net capital gain in a notice to its shareholders who (i) will be required to include in income for United States federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount, (ii) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed net capital gain included in the shareholder's income.

If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a RIC, or fail to satisfy the 90% distribution requirement, the Fund would incur regular corporate federal income tax upon its income for that year, and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's earnings and profits.

The Fund will be subject to a non-deductible 4% excise tax to the extent that the Fund does not distribute by the end of each calendar year the sum of: (a) 98% of its ordinary income for such calendar year; (b) 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of such year; and (c) 100% of the undistributed income and gains from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end.

Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments on dividends and interest. The yield of the Fund's investment in foreign securities or currencies will be reduced by these foreign taxes. Except as described below, shareholders will not be able to claim a foreign tax credit or deduction for these foreign taxes. The Fund intends to limit its investments in private foreign investment companies ("PFICs") as necessary to avoid such a tax.

The Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Investment Activities and Risk Factors--Derivatives." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital and, if capital, whether long-term or short-term), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require the Fund to "mark-to-market" certain types of positions in its portfolio each year (that is, treat them as if they were closed out) and (2) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement for qualifying to be taxed as a RIC and to avoid both the corporate level tax and the 4% excise tax. The same may be true of investments in PFICs to the extent the Fund elects to mark such investments to market. The Fund intends to monitor its transactions, to make the appropriate tax elections and to make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

The Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in PIK bonds or in obligations, such as certain Brady Bonds or zero coupon securities, having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or in obligations having market discount (i.e., an amount generally equal to the excess of the stated redemption price or revised issue price of the security over the basis of such security immediately after it was acquired) if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed of.

If the Fund purchases shares in a "passive foreign investment company" (a "PFIC"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. Shareholders will bear the cost of these taxes and interest, but will not be able to claim a deduction for these amounts. If the Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" (a "QEF") under the Code, in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Fund. Alternatively, the Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the 90% and excise tax distribution requirements.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

TAXATION OF U.S. SHAREHOLDERS

The Prospectus describes the Fund's policy with respect to distribution of net investment income and any capital gain. Shareholders should consider the tax implications of buying shares just prior to a distribution. Although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those shareholders purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Shareholders receiving a distribution in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of cash that would have been received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received. Shareholders will be notified annually as to the federal tax status of distributions.

All dividends and distributions to shareholders of the Fund of investment company taxable income and net capital gain will be taxable to shareholders whether paid in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment company taxable income, which includes the excess of the Fund's net realized short-term capital gains over net realized long-term capital losses, are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. A portion of such dividends may qualify for the dividends received deduction available to corporations.

Distributions of net capital gain designated by the Fund as "capital gain dividends" will be taxable to shareholders as long-term capital gain, whether paid in cash or additional shares, and regardless of how long the shares have been held by such shareholders. Such distributions will not be eligible for the dividends received deduction. In general, the maximum federal income tax rate imposed on long-term capital gain of individuals is 20% (or 18% for capital assets that have been held for more than five years, and for which the holding periods began after December 31, 2000). The maximum federal income tax rate imposed on individuals with respect to ordinary income (and short-term capital gain, which currently is taxed at the same rates as ordinary income) is currently 38.6% (and will be 37.6% for 2004 and 2005). With respect to corporate taxpayers, long-term capital gain currently is taxed at the same federal income tax rates as ordinary income and short-term capital gain, the maximum rate being 35%.

Distributions, if any, in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital which is applied against and reduces the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends. Investors should consider the tax implications of buying shares shortly before the record date of a distribution because distributions will be taxable as described above even though the net asset value of shares of the Fund is reduced by the distribution.

The redemption, sale or exchange of shares of one Fund for shares of another is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of shares of the Fund before holding them for more than six months, any loss on the sale or other disposition of such shares (i) shall be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares and (ii) to the extent not disallowed, shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder (or amounts credited to the shareholder as an undistributed capital gain) with respect to such shares. A loss realized on a sale, exchange or other disposition of shares generally will be disallowed if other substantially identical shares of the Fund are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the original shares are disposed of, such as pursuant to reinvestment of dividends in Fund shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service ("IRS") a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Generally, shareholders will be taxable on dividends or distributions in the year of receipt. However, if the Fund declares a dividend in October, November or December to shareholders of record on a specified date in such a month which is actually paid during the following January, it will be deemed to have been received by the shareholders and paid by the Fund on December 31 of the year in which the dividend is declared.

The Fund may be required to withhold federal income tax ("backup withholding") from dividends (other than exempt-interest dividends) and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if
(i) the payee fails to furnish the Fund with the payee's correct taxpayer identification number (e.g., an individual's social security number), (ii) the IRS or a broker notifies the Fund that the payee has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the payee fails to certify that he or she is not subject to backup withholding. Redemption proceeds may be subject to withholding under the circumstances described in (i) above. Backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's federal income tax liability.

It is expected that a portion of the dividends of net investment income received by corporate shareholders from the Fund will qualify for the federal dividends received deduction generally available to corporations, but only to the extent of qualifying dividends received by the Fund from domestic corporations. The dividends received deduction for corporate shareholders may be disallowed or reduced if the securities with respect to which dividends are received by the Fund are (1) considered to be "debt-financed" (generally, acquired with borrowed funds), (2) held by the Fund for 45 days or less (90 days or less in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) or
(3) subject to certain forms of hedges or short sales. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code. The amount of any dividend distribution eligible for the corporate dividends received deduction will be designated by the Fund in a written notice within 60 days of the close of the taxable year.

The Fund may be subject to certain taxes, including without limitation, taxes imposed by foreign countries with respect to its income and capital gains. If the Fund qualifies as a RIC, certain distribution requirements are satisfied and more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for United States federal income tax purposes, to treat any foreign country's income or withholding taxes paid by the Fund that can be treated as income taxes under the United States income tax principles, as paid by its shareholders.

For any year that the Fund makes such an election, each shareholder of the Fund will be required to include in its income an amount equal to his or her allocable share of such income taxes paid by the Fund to a foreign country's government and shareholders of the Fund will be entitled, subject to certain limitations, to credit their portions of these amounts against their United States federal income tax due, if any, or to deduct their portions from their United States taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders (including certain foreign shareholders described below) who do not itemize deductions. In addition, shareholders will not be able to claim a foreign tax credit with respect to taxes paid by the Fund unless certain holding period requirements are met. Shareholders that are exempt from tax under Section 501(a) of the Code, such as pension plans, generally will derive no benefit from this election.

TAXATION OF FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from investment company taxable income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, exempt-interest dividends, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

In the case of non-corporate foreign shareholders, the Fund may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

STATE AND LOCAL TAX MATTERS

Most states provide that a RIC may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from the Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the RIC holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from the Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. Shareholders' dividends attributable to the Fund's income from repurchase agreements generally are subject to state and local income taxes, although states and localities vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that the Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of the Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities.


                        PERFORMANCE INFORMATION AND DATA

From time to time, the Fund may advertise its standardized or nonstandardized total return or aggregate total return, distribution rate, yield and tax-equivalent yield over various periods of time in advertisements, reports and other types of sales literature. These performance calculations are computed separately for each class of shares of the Fund. In addition, performance of class shares may be compared with that of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, ICB Donaghue's Money Fund Report, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the performance of Fund shares for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in Fund shares with certain bank deposits or other investments that pay a fixed return for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the nature, quality and maturity of the respective investment companies' portfolio securities and market conditions. An investor's principal is not guaranteed by the Fund.

In addition to the fee waivers and expense subsidies in the Prospectus, the Manager may further waive fees and or reimburse expenses on a voluntary basis form time to time. Performance results include any applicable fee waiver or expenses subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.

TOTAL RETURN

Total return figures show the average annual percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the same class. Total return figures for the Fund's Class A shares include the maximum initial sales charge and for Class B and Class C shares include any applicable deferred sales charge during the measuring period. These figures also take into account the service and distribution fees, if any, payable with respect to each class of the Fund's shares.

"Aggregate total return" figures may be used for various periods, representing the cumulative change in value of an investment in Fund shares for the specific period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions). Aggregate total return may be calculated either with or without the effect of the maximum sales charge for the Class A shares or Class C shares or any applicable deferred sales charge for Class B and Class C shares, and may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in the value of initial investment, income dividends and capital gains distributions). Because of the differences in sales charges, distribution fees and certain other expenses, the performance for each of the classes will differ.


AVERAGE ANNUAL TOTAL RETURNS

Average Annual Total Returns will be given for the most current one-, five- and ten-year periods, or the life of the relevant class of the Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as from the date of inception. When considering average annual return figures, it is important to note that the annual return for any one year period might have been greater or less than the average for the entire period.

The Fund's average annual total return figures, as described and shown in the Prospectus, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
       P(1+T)\n/ = ERV
Where: P = a hypothetical initial payment of $1,000
       T = average annual total return
       \n/ = number of years
       ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

AGGREGATE TOTAL RETURN

The aggregate total return figures for each class of the Fund, as described herein, represent the cumulative change in the value of an investment in Fund shares of such class for the specified period and are computed by the following formula:

                         AGGREGATE TOTAL RETURN = ERV-P
                                                      P

Where:   P   = a hypothetical initial payment of $10,000.
         ERV = Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of such period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

From time to time the Fund may include after-tax performance information in advertisements. To the extent the Fund includes such information, it will be computed according to the following formulas prescribed by the SEC:

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

         P(1+T)\n/ = ATV\D/
Where:   P = a hypothetical initial payment of $1,000.
         T = average annual total return (after taxes on distributions) n = number of years
         ATV\D/ = ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)
         P(1+T)\n/ = ATV\DR/
Where:   P = a hypothetical initial payment of $1,000.
         T = average total return (after taxes on distributions and redemption) \n/ = number of years
         ATV\DR/ = ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions and redemption

The Fund may illustrate in advertising materials: (a) the use of a Payroll Deduction Plan as a convenient way for business owners to help their employees set up either IRA or voluntary mutual fund accounts; (b) retirement planning through employee contributions and/or salary reductions to show that employees may have the opportunity to save for retirement and reduce taxes by electing to defer a portion of their salary into a special mutual fund IRA account; and (c) that Uniform Gift to Minors Act accounts may be used as a vehicle for saving for a child's financial future, including statements to the effect that upon reaching the age of majority, such custodial accounts become the child's property.


YIELD

From time to time the Fund may make available information as to its yield and effective yield. The yield of the Fund refers to the income generated by an investment in each the Fund over a certain period, which period will be stated in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested in shares of the same class. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

YIELD CALCULATION FOR FUND

30-day Yield. The Fund may advertise the yields for each class of the Fund based on a 30-day (or one month) period according to the following formula:

                  YIELD = 2[([(a-b/(c x d))] + 1)\6/ -1], where

         a = dividends and interest earned during the period

         b = expenses accrued for the period (net of reimbursement)

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends
         d = the maximum offering price per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Tax Equivalent Yield. The tax equivalent yield for the Fund is determined by dividing that portion of the Fund's yield (as calculated above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, of any, of the Fund's yield that is not tax-exempt.

Investors should recognize that in periods of declining interest rates the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

The Fund is newly organized and does not have performance information as of the date of this SAI.


                              SHAREHOLDER SERVICES

Exchange Privilege. Shareholders may exchange all or part of their Fund shares for shares of the same class of other funds in Salomon Brothers Investment Series to the extent such shares are offered for sale in the shareholder's state of residence.

The exchange privilege enables shareholders of the Fund to acquire shares in the Fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold.


Exercise of the exchange privilege is treated as a sale and purchase for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.


Upon receipt, of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds immediately invested in shares of the Fund being acquired at a price equal to the then current net asset value of such shares plus any applicable sales charge.

All accounts involved in a telephone exchange must have the same registration. If a new account is to be established, the dollar amount to be exchanged must be at least as much as the minimum initial investment of the Fund whose shares are being purchased. Any new account established by exchange will automatically be registered in the same way as the account from which shares are exchanged and will carry the same dividend option.


The Salomon Brothers funds are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund and its shareholders.

Accordingly, if the Investment Manager in its sole discretion determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund exchanges to that investor or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Salomon Brothers Investment Series. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. The Fund may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the Fund will take no other action with respect to the shares until it receives further instructions from the investor.

During times of drastic economic or market conditions, the Fund may suspend the exchange privilege temporarily without notice and treat exchange requests based on their separate components-redemption orders with a simultaneous request to purchase the other Fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the Fund being purchased formally accepts the order, which may result in the purchase being delayed.

Automatic Withdrawal Plan. An Automatic Withdrawal Plan may be opened for the Fund with an account having a minimum account value as described in the Prospectus. All dividends and distributions on the shares of the Fund held under the Automatic Withdrawal Plan are automatically reinvested at net asset value in full and fractional shares of the same class of such the Fund. Withdrawal payments are made by PFPC Inc. ("PFPC"), as agent, from the proceeds of the redemption of such number of shares as may be necessary to make each periodic payment. As such redemptions involve the use of capital, over a period of time they may exhaust the share balance of an account held under an Automatic Withdrawal Plan. Use of an Automatic Withdrawal Plan cannot assure realization of investment objectives, including capital growth or protection against loss in declining markets. An Automatic Withdrawal Plan can be terminated at any time by the investor, the Fund or PFPC upon written notice.

The Automatic Withdrawal Plan will not be carried over on exchanges between funds or classes. A new Automatic Withdrawal Plan application is required to establish the Automatic Withdrawal Plan in the new fund or class. For additional information, shareholders should call (800) 446-1013.

Reinstatement Privilege. A shareholder may return any dividend, capital gain or redemption check to the Fund within 60 days of the transaction and have it reinvested at the applicable net asset value without incurring a sales charge. With regard to Class A shares, a shareholder may reinstate at net asset value any portion of shares which have been previously redeemed if the redemption occurred within 60 days of the request. With regard to Class B and Class C shares, if an investor redeems Class B or Class C shares and pays a deferred sales charge upon redemption, and then uses those proceeds to purchase Class B or Class C shares of the Fund within 60 days, the Class B or Class C shares purchased will be credited with any deferred sales charge paid in connection with the prior redemption. There are no restrictions on the number of times a shareholder may use the Reinstatement Privilege.

Any gain recognized on a redemption or repurchase is taxable despite the reinstatement in the Fund. Any loss realized as a result of the redemption or repurchase may not be allowed for federal income tax purposes but may be applied, depending on the amount reinstated, to adjust the cost basis of the shares acquired upon reinstatement. In addition, if the shares redeemed or repurchased had been acquired within the 90 days preceding the redemption or repurchase, the amount of any gain or loss on the redemption or repurchase may have to be computed without regard to any sales charges incurred on the redeemed or repurchased shares (except to the extent those sales charges exceed the sales charges waived in connection with the reinstatement).


Self Employed Retirement Plans. The Fund offers a prototype retirement plan for self-employed individuals. Under such plan, self-employed individuals may contribute out of earned income to purchase Fund shares.

Boston Safe Deposit and Trust Company ("Boston Safe") has agreed to serve as custodian and furnish the services provided for in the plan and the related custody agreement. Boston Safe will charge individuals adopting a self employed retirement plan an application fee as well as certain additional fees for its services under the custody agreement.

For information required for adopting a self employed retirement plan, including information on fees, obtain the form of the plan and custody agreement available from the Fund. Because application of particular tax provisions will vary depending on each individual's situation, consultation with a financial adviser regarding a self employed retirement plan is recommended.

Individual Retirement Accounts. The Fund offers a prototype individual retirement account ("IRA"), which has been approved as to form by the IRS. Contributions to an IRA made available by the Fund may be invested in shares of the Fund and/or certain other mutual funds managed by SBAM.

Boston Safe has agreed to serve as custodian of the IRAs and furnish the services provided for in the custody agreement. Boston Safe will charge each IRA an application fee as well as certain additional fees for its services under the custody agreement. In accordance with IRS regulations, an individual may revoke an IRA within seven calendar days after it is established.

Contributions in excess of allowable limits, premature distributions to an individual who is not disabled before age 59 1/2 or insufficient distributions after age 70 1/2 will generally result in substantial adverse tax consequences.

For information required for adopting an IRA, including information fees, investors may obtain the form of custody agreement and related materials, including disclosure materials, by calling (800) 446-1013. Consultation with a financial adviser regarding an IRA is recommended.

                                ACCOUNT SERVICES

Shareholders of the Fund are kept informed through semi-annual reports showing current investments and other financial data for the Fund. Annual reports for the Fund include audited financial statements. Shareholders of the Fund will receive a Statement of Account following each share transaction. Shareholders can write or call the Fund at the address and telephone number on the first page of this SAI with any questions relating to their investment in shares of the Fund.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


The Fund is a series of CitiFunds Trust I and is governed by a Declaration of Trust. The Declaration of Trust has two other series, Salomon Brothers Aggressive Growth Fund and Citi Institutional Money Reserves. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently two other series of the Trust: Salomon Brothers All Cap Growth Fund and Salomon Brothers Emerging Growth Fund. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class of the Fund represents an equal proportional interest in the Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, right and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by series or class.

The Fund may involuntarily redeem a shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and
(vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund. The exercise of the power granted to the Fund under the Declaration to involuntarily redeem shares is subject to any applicable provisions under the 1940 Act or the rules adopted thereunder. The staff of the Securities and Exchange Commission takes the position that the 1940 Act prohibits involuntary redemptions; however, the staff has granted enforcement no-action relief for involuntary redemptions in limited circumstances.

The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law or the Declaration of Trust, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Fund is not required to hold and has no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Declaration of Trust.

The Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

The Fund, a class or the Trust may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Fund, such class or the Trust, voting as a single class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Fund, such class or the Trust, voting as a single class. The Fund, a class or the Trust may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. The Fund may be terminated at any time by a vote of a majority of the outstanding voting power of the Fund, or by the Trustees by written notice to the shareholders of the Fund. If not so terminated, the Trust will continue indefinitely.

The Fund is a series of an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Fund or the Trust are not binding upon the Trustees individually but only upon the property of the Fund or the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office

The Fund's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

The Fund's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.


                          CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02110, Drive, Lester, Pennsylvania 19133, currently serves as custodian and fund accountant for the Fund ('Custodian'). The Custodian, among other things: maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Fund; and makes disbursements on behalf of the Fund. The custodian neither determines the Fund' s investment policies, nor decides which securities the Fund will buy or sell. For its services, the custodian receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The Fund may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions.


PFPC Inc., located at P.O. Box 9764, Providence, RI 02940-9764, serves as the Fund's transfer agent. As the Fund's transfer agent, PFPC registers and processes transfers of the Fund's stock, processes purchase and redemption orders, acts as dividend disbursing agent for the Fund and maintains records and handles correspondence with respect to shareholder accounts, pursuant to a transfer agency agreement. For these services, PFPC receives a monthly fee computed separately for each class of the Fund's shares and is reimbursed separately by each class for out-of-pocket expenses.

Subject to approval by the Board of Directors, in certain instances where there is an omnibus account that represents numerous beneficial owners, the Fund may pay a sub-transfer agent fee to the omnibus account holder. The amount the Fund pays to the omnibus account holder will not exceed, on a per-beneficial owner basis, the amount the Fund would have paid to the transfer agent had the beneficial owners been direct shareholders in the Fund.



                              INDEPENDENT AUDITORS


KPMG LLP, independent auditors, 757 Third Avenue, New York, NY 10017, serves as auditors of the Fund.


                                    COUNSEL


Bingham McCutchen LLP serves as counsel to the Fund, and is located at 150 Federal Street, Boston, Massachusetts 02110.


                              FINANCIAL STATEMENTS

The Fund is newly offered and has not issued financial statements as of the date of this Statement of Additional Information.

                                   APPENDIX A
                            DESCRIPTION OF RATINGS*

THE RATINGS OF MOODY'S INVESTORS SERVICE, INC., STANDARD & POOR'S RATINGS SERVICES AND FITCH RATINGS REPRESENT THEIR OPINIONS AS TO THE QUALITY OF VARIOUS DEBT OBLIGATIONS. IT SHOULD BE EMPHASIZED, HOWEVER, THAT RATINGS ARE NOT ABSOLUTE STANDARDS OF QUALITY. CONSEQUENTLY, MUNICIPAL OBLIGATIONS WITH THE SAME MATURITY, COUPON AND RATING MAY HAVE DIFFERENT YIELDS WHILE MUNICIPAL OBLIGATIONS OF THE SAME MATURITY AND COUPON WITH DIFFERENT RATINGS MAY HAVE THE SAME YIELD.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S LONG-TERM DEBT RATINGS:

AAA--Bonds and Preferred Stock which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds and Preferred Stock which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in "Aa" -rated bonds appear somewhat larger than those securities rated "Aaa."

A--Bonds and Preferred Stock which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA--Bonds and preferred stock which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds and preferred stock which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds and preferred stock which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

--------

* As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

CAA--Bonds and preferred stock which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds and preferred stock which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds and preferred stock which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST MIG/VMIG RATINGS U.S. SHORT-TERM RATINGS:

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade ("MIG") and are divided into three levels-"MIG 1" through "MI[G 3." Moody's Investment Grade ("MIG"). The short-term rating assigned to the demand feature of variable rate demand obligations is designated "VMIG." MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1--This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2--This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST PRIME RATING
SYSTEM:

Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

PRIME-1--Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3--Issuers (or supporting institutions) rated "Prince-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


DESCRIPTION OF STANDARD & POOR'S RATINGS SERVICES' LONG-TERM ISSUE RATINGS:

Issue credit ratings are based in varying degrees, on the following considerations: (1) likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA--An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA--An obligation rated "AA" differs from the highest.-rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

A--An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB--An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C--Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB--An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B--An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC--An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC--An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C--The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D--An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The "AA" and "CCC" ratings may be modified by the addition of a plus or minus sign to show relative standing within the applicable rating category.


DESCRIPTION OF STANDARD & POOR'S RATINGS SERVICES RATINGS OF MUNICIPAL ISSUE:


A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

--Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

--Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1--Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3--Speculative capacity to pay principal and interest.


DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S SHORT-TERM ISSUE CREDIT
RATINGS:

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated "A-1" is rated in the: highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3--A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances acre more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B--A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C--A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D--A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized


DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S DUAL RATINGS:

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").


DESCRIPTION OF FITCH RATINGS INTERNATIONAL LONG-TERM CREDIT RATINGS:

When assigning ratings, the agency considers the historical and prospective financial condition, quality of management, and the operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/F1+". The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

AAA--Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


SPECULATIVE GRADE:

BB--Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D--Default. The ratings of obligations in this, category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.


DESCRIPTION OF FITCH RATINGS INTERNATIONAL SHORT-TERM CREDIT RATINGS:

The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1--Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2--Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3--Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B--Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D--Default. Denotes actual or imminent payment default.

NOTE TO LONG-TERM AND SHORT-TERM RATINGS:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

                                   APPENDIX B
                      PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors of the fund have delegated the authority to develop policies and procedures relating to proxy voting to Salomon Brothers Asset Management Inc. (the "Manager"). The manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, the manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the manager's goal to vote proxies in the best interest of clients, the manager follows procedures designed to identify and address material conflicts that may arise between the manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The manager also maintains and considers a list of significant relationships that could present a conflict of interest for the manager in voting proxies. The manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the manager decides to vote a proxy, the manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the manager in voting proxies with respect to such issuer. Such position is based on the fact that the manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the manager's decision-making in voting proxies.

If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the manager may vote proxies notwithstanding the existence of the conflict. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

                                                                PART C

ITEM 23. EXHIBITS.

------------------------ ----------- ------------------------------------------------------------------------
+                        a(1)        Amended and Restated Declaration of Trust of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
+++                      a(2)        Certificate of Amendment to the Amended and Restated Declaration of
                                     Trust

------------------------ ----------- ------------------------------------------------------------------------
++++                     a(3)        Certificate of Amendment to the Amended and Restated Declaration of
                                     Trust

------------------------ ----------- ------------------------------------------------------------------------
                         a(4)        Form of Amendment to Exhibit A and Exhibit B of the Amended and
                                     Restated Declaration of Trust

------------------------ ----------- ------------------------------------------------------------------------
+                        b(1)        Amended and Restated By-Laws of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
                         d(1)        Form of Management Agreement between the Registrant, on behalf of
                                     Salomon Brothers All Cap Growth Fund, and Salomon Brothers Asset
                                     Management Inc. ('SBAM'), as manager

------------------------ ----------- ------------------------------------------------------------------------
                         e(1)        Distribution  Agreement  between the  Registrant  and Citigroup  Global
                                     Markets Inc. (formerly Salomon Smith Barney, Inc.), as distributor

------------------------ ----------- ------------------------------------------------------------------------
                         e(2)        Form of Letter Agreement amending Appendix A to Distribution  Agreement between the  Registrant  and Citigroup  Global  Markets Inc.  (formerly
                                     Salomon Smith Barney, Inc.)

------------------------ ----------- ------------------------------------------------------------------------
*                        g(1)        Custodian Contract between the Registrant and State Street Bank and
                                     Trust Company ('State Street'), as custodian

------------------------ ----------- ------------------------------------------------------------------------
                         g(2)        Form of Letter Agreement adding Salomon Brothers All Cap Growth Fund to the Custodian Contract between the Registrant and State Street

------------------------ ----------- ------------------------------------------------------------------------
                         h(1)        Form of Transfer Agency Agreement between the Registrant and PFPC
                                     Inc., as transfer agent

------------------------ ----------- ------------------------------------------------------------------------
++                       h(3)        Retirement Plan of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
To be filed by           i           Opinion and consent of counsel
amendment
------------------------ ----------- ------------------------------------------------------------------------
                         m(1)        Form of Service Plan for Class A shares of Salomon Brothers All Cap
                                     Growth Fund

------------------------ ----------- ------------------------------------------------------------------------
                         m(2)        Form of Service Plan for Class B shares of Salomon Brothers All Cap
                                     Growth Fund
------------------------ ----------- ------------------------------------------------------------------------
                         m(3)        Form of Service Plan for Class C shares of Salomon Brothers All Cap
                                     Growth Fund
------------------------ ----------- ------------------------------------------------------------------------
**                       o           Multiple Class Plan of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
***                      p(1)        Code of Ethics for the Registrant and SBAM

------------------------ ----------- ------------------------------------------------------------------------
*** and ****             p(2)        Code of Ethics for the Distributor

------------------------ ----------- ------------------------------------------------------------------------
++                       q(1)        Powers of Attorney for the Trustees of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
++ and +++++             q(2)        Powers of Attorney for certain officers of the Registrant

------------------------ ----------- ------------------------------------------------------------------------

* Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 30, 1997.

** Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 12, 1999.

*** Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on June 2, 2000.

**** Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on September 11, 2000.

+ Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 5, 2001.

++ Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 19, 2003.

+++ Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 18, 2003.

++++ Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on October 31, 2003.

+++++ Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 24, 2003.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 25. INDEMNIFICATION.

          Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated herein by reference as an Exhibit to Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Citigroup Global Markets Inc. (formerly, Salomon Smith Barney, Inc.) incorporated herein by reference as Exhibits to Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

          The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          The list required by this Item 26 of officers and directors of SBAM, SBAM Limited and SBAM AP together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of their respective FORM ADV filed by SBAM, SBAM Limited and SBAM AP, respectively, pursuant to the Advisers Act (SEC File Nos. 801-32046, 801-43335 and 801-51393, respectively).

Item 27. Principal Underwriters.

          (a) Citigroup Global Markets Inc. ("CGM") (formerly Salomon Smith Barney Inc.),the Registrant's distributor, is the distributor for Smith Barney Trust II, CitiFunds Trust III, CitiFunds Premium Trust and CitiFunds Institutional Trust. CGM is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

          CGM is also the distributor for the following funds: Salomon Funds Trust, Smith Barney Allocation Series Inc., Smith Barney Trust II, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

          (b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

          (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

NAME/ADDRESS

CitiFunds Trust I
125 Broad Street
New York, NY 10004

Salomon Brothers Asset Management Inc.
399 Park Avenue
New York, NY 10022
and
300 First Stamford Place, 4th Floor
Stamford, CT 06902

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Citigroup Global Markets Inc.
388 Greenwich Street
New York, New York 10013

PFPC Inc.
PO BOX 9794
Providence, Rhode Island 02940.

ITEM 29. MANAGEMENT SERVICES.

         Not applicable.

ITEM 30. UNDERTAKINGS.

         Not applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 3rd day of February, 2004.

                                      CITIFUNDS TRUST I, on behalf of its series
                                      Salomon Brothers All Cap Growth Fund

                                      By:      /s/ Rosemary D. Emmens
                                               --------------------------
                                               Rosemary D. Emmens
                                               Assistant Secretary

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 3, 2004.

------------------------------------------ ------------------------------------------------------------
SIGNATURE                                  TITLE
------------------------------------------ ------------------------------------------------------------
R. JAY GERKEN*                             President, Principal Executive Officer and Trustee
R. JAY GERKEN
------------------------------------------ ------------------------------------------------------------
/s/ FRANCES GUGGINO                        Principal Financial Officer and Principal Accounting Officer
FRANCES GUGGINO
------------------------------------------ ------------------------------------------------------------
ELLIOTT J. BERV*                           Trustee
ELLIOTT J. BERV
------------------------------------------ -------------------------------------------------------------
DONALD M. CARLTON*                         Trustee
DONALD M. CARLTON
------------------------------------------ -------------------------------------------------------------
A. BENTON COCANOUGHER*                     Trustee
A. BENTON COCANOUGHER
------------------------------------------ -------------------------------------------------------------
MARK T. FINN*                              Trustee
MARK T. FINN
------------------------------------------ -------------------------------------------------------------
STEPHEN RANDOLPH GROSS*                    Trustee
STEPHEN RANDOLPH GROSS
------------------------------------------ -------------------------------------------------------------
DIANA R. HARRINGTON*                       Trustee
DIANA R. HARRINGTON
------------------------------------------ -------------------------------------------------------------
SUSAN B. KERLEY*                           Trustee
SUSAN B. KERLEY
------------------------------------------ -------------------------------------------------------------
ALAN G. MERTEN*                            Trustee
ALAN G. MERTEN
------------------------------------------ -------------------------------------------------------------
R. RICHARDSON PETTIT*                      Trustee
R. RICHARDSON PETTIT
------------------------------------------ -------------------------------------------------------------

*By:     /s/ Rosemary D. Emmens
         ----------------------
         ROSEMARY D. EMMENS

EXECUTED BY ROSEMARY D. EMMENS ON BEHALF
OF THOSE INDICATED PURSUANT TO POWERS OF
ATTORNEY

------------------------------------------ ------------------------------------------------------------

                                 EXHIBIT INDEX


-------------- ------------------------------------------------------------------------
a(4)           Form of Amendment to Exhibit A and Exhibit B of the Amended and
               Restated Declaration of Trust

-------------- ------------------------------------------------------------------------
d(1)           Form of Management Agreement between the Registrant, on behalf of
               Salomon Brothers Aggressive Growth Fund, and Salomon Brothers Asset
               Management Inc. ('SBAM'), as manager

-------------- ------------------------------------------------------------------------
e(1)           Distribution  Agreement  between the  Registrant  and Citigroup  Global
               Markets Inc. (formerly Salomon Smith Barney, Inc.), as distributor

-------------- ------------------------------------------------------------------------
e(2)           Form of Letter Agreement amending Appendix A to Distribution  Agreement between the  Registrant  and Citigroup  Global  Markets Inc.  (formerly
               Salomon Smith Barney, Inc.)

-------------- ------------------------------------------------------------------------
g(2)           Form of Letter Agreement adding Salomon Brothers Aggressive Growth
               Fund and Salomon Brothers All Cap Growth Fund to the Custodian
               Contract between the Registrant and State Street

-------------- ------------------------------------------------------------------------
h(1)           Form of Transfer Agency Agreement between the Registrant and PFPC
               Inc., as transfer agent

-------------- ------------------------------------------------------------------------
m(1)           Form of Service Plan for Class A shares of Salomon Brothers Aggressive
               Growth Fund

-------------- ------------------------------------------------------------------------
m(2)           Form of Service Plan for Class B shares of Salomon Brothers Aggressive
               Growth Fund
-------------- ------------------------------------------------------------------------
m(3)           Form of Service Plan for Class C shares of Salomon Brothers Aggressive
               Growth Fund
-------------- ------------------------------------------------------------------------